UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
January 31, 2020
Columbia Large Cap Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Large Cap Growth Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Growth Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since November 2019
Peter Santoro, CFA
Co-Portfolio Manager
Managed Fund since November 2019
Tchintcia Barros, CFA
Portfolio Manager
Managed Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	11.75	26.52	13.41	14.82
	Including sales charges		5.32	19.25	12.07	14.14
Advisor Class*		11/08/12	11.90	26.84	13.69	15.11
Class C	Excluding sales charges	11/18/02	11.34	25.59	12.56	13.95
	Including sales charges		10.34	24.59	12.56	13.95
Class E	Excluding sales charges	09/22/06	11.71	26.42	13.30	14.70
	Including sales charges		6.69	20.72	12.26	14.17
Institutional Class		12/14/90	11.89	26.84	13.69	15.10
Institutional 2 Class*		03/07/11	11.89	26.89	13.77	15.22
Institutional 3 Class		07/15/09	11.95	26.99	13.84	15.29
Class R*		09/27/10	11.61	26.22	13.13	14.53
Class V	Excluding sales charges	12/14/90	11.75	26.52	13.41	14.78
	Including sales charges		5.33	19.23	12.07	14.10
Russell 1000 Growth Index			12.24	27.94	15.49	15.99
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class E shares are shown with and without the maximum sales charge of 4.50%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Large Cap Growth Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2020)
Common Stocks	97.0
Money Market Funds	3.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2020)
Communication Services	13.0
Consumer Discretionary	12.0
Consumer Staples	3.2
Financials	2.3
Health Care	16.2
Industrials	10.4
Information Technology	39.6
Real Estate	3.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Growth Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2019 — January 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,117.50	1,019.96	5.48	5.23	1.03
Advisor Class	1,000.00	1,000.00	1,119.00	1,021.22	4.15	3.96	0.78
Class C	1,000.00	1,000.00	1,113.40	1,016.19	9.46	9.02	1.78
Class E	1,000.00	1,000.00	1,117.10	1,019.46	6.01	5.74	1.13
Institutional Class	1,000.00	1,000.00	1,118.90	1,021.22	4.15	3.96	0.78
Institutional 2 Class	1,000.00	1,000.00	1,118.90	1,021.42	3.94	3.76	0.74
Institutional 3 Class	1,000.00	1,000.00	1,119.50	1,021.72	3.62	3.46	0.68
Class R	1,000.00	1,000.00	1,116.10	1,018.70	6.81	6.50	1.28
Class V	1,000.00	1,000.00	1,117.50	1,019.96	5.48	5.23	1.03
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Large Cap Growth Fund | Semiannual Report 2020	5

Portfolio of Investments
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 12.6%
Entertainment 2.4%
Electronic Arts, Inc.(a)	479,305	51,726,596
Walt Disney Co. (The)	263,600	36,458,516
Total		88,185,112
Interactive Media & Services 8.5%
Alphabet, Inc., Class A(a)	85,319	122,243,357
Alphabet, Inc., Class C(a)	90,073	129,185,399
Facebook, Inc., Class A(a)	344,573	69,572,734
Total		321,001,490
Media 0.6%
DISH Network Corp., Class A(a)	610,548	22,443,744
Wireless Telecommunication Services 1.1%
T-Mobile U.S.A., Inc.(a)	523,400	41,448,046
Total Communication Services		473,078,392
Consumer Discretionary 11.6%
Internet & Direct Marketing Retail 7.5%
Alibaba Group Holding Ltd., ADR(a)	176,342	36,430,494
Amazon.com, Inc.(a)	122,705	246,479,987
Total		282,910,481
Multiline Retail 1.3%
Target Corp.	427,400	47,330,276
Textiles, Apparel & Luxury Goods 2.8%
Nike, Inc., Class B	681,700	65,647,710
VF Corp.	482,700	40,049,619
Total		105,697,329
Total Consumer Discretionary		435,938,086
Consumer Staples 3.0%
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	234,200	71,552,784
Food Products 1.1%
Mondelez International, Inc., Class A	743,800	42,679,244
Total Consumer Staples		114,232,028
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 2.3%
Banks 1.1%
Citigroup, Inc.	544,700	40,531,127
Insurance 1.2%
Allstate Corp. (The)	373,100	44,227,274
Total Financials		84,758,401
Health Care 15.7%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.(a)	318,534	31,659,095
BioMarin Pharmaceutical, Inc.(a)	377,300	31,504,550
Exact Sciences Corp.(a)	253,400	23,637,152
Vertex Pharmaceuticals, Inc.(a)	147,965	33,595,453
Total		120,396,250
Health Care Equipment & Supplies 6.5%
Abbott Laboratories	770,000	67,097,800
Baxter International, Inc.	631,500	56,342,430
Danaher Corp.	251,343	40,433,548
Dentsply Sirona, Inc.	643,800	36,052,800
Medtronic PLC	372,800	43,036,032
Total		242,962,610
Health Care Providers & Services 1.9%
Guardant Health, Inc.(a)	244,419	18,585,621
Humana, Inc.	161,700	54,370,008
Total		72,955,629
Life Sciences Tools & Services 0.7%
Bio-Techne Corp.	123,800	25,994,286
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	935,800	58,908,610
Eli Lilly & Co.	497,700	69,498,828
Total		128,407,438
Total Health Care		590,716,213
Industrials 10.1%
Aerospace & Defense 2.2%
L3 Harris Technologies, Inc.	173,480	38,396,328
Northrop Grumman Corp.	120,700	45,210,599
Total		83,606,927
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.0%
Masco Corp.	798,700	37,954,224
Electrical Equipment 1.1%
AMETEK, Inc.	433,700	42,133,955
Industrial Conglomerates 1.6%
Honeywell International, Inc.	334,900	58,011,378
Machinery 2.5%
Ingersoll-Rand PLC	414,400	55,210,512
Stanley Black & Decker, Inc.	230,600	36,741,498
Total		91,952,010
Road & Rail 1.7%
Norfolk Southern Corp.	207,700	43,245,217
Uber Technologies, Inc.(a)	565,200	20,511,108
Total		63,756,325
Total Industrials		377,414,819
Information Technology 38.4%
Electronic Equipment, Instruments & Components 1.3%
Zebra Technologies Corp., Class A(a)	198,001	47,326,199
IT Services 9.0%
Fidelity National Information Services, Inc.	368,100	52,881,246
Fiserv, Inc.(a)	468,600	55,580,646
PayPal Holdings, Inc.(a)	786,037	89,521,754
Visa, Inc., Class A	697,126	138,707,160
Total		336,690,806
Semiconductors & Semiconductor Equipment 7.3%
Broadcom, Inc.	204,831	62,506,228
Lam Research Corp.	129,100	38,498,911
NVIDIA Corp.	321,060	75,908,216
NXP Semiconductors NV	424,000	53,788,640
Qorvo, Inc.(a)	250,900	26,560,274
Teradyne, Inc.	258,900	17,084,811
Total		274,347,080
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 14.4%
Adobe, Inc.(a)	276,700	97,160,438
Intuit, Inc.	221,300	62,048,094
Microsoft Corp.(b)	1,541,638	262,433,037
Palo Alto Networks, Inc.(a)	175,133	41,117,726
ServiceNow, Inc.(a)	104,367	35,300,050
VMware, Inc., Class A(a)	296,800	43,944,208
Total		542,003,553
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	781,762	241,963,157
Total Information Technology		1,442,330,795
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
American Tower Corp.	290,300	67,274,122
Equinix, Inc.	90,000	53,075,700
Total		120,349,822
Total Real Estate		120,349,822
Total Common Stocks (Cost $2,057,175,532)		3,638,818,556

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(c),(d)	112,971,673	112,971,673
Total Money Market Funds (Cost $112,971,969)		112,971,673
Total Investments in Securities (Cost: $2,170,147,501)		3,751,790,229
Other Assets & Liabilities, Net		4,387,342
Net Assets		3,756,177,571

At January 31, 2020, securities and/or cash totaling $3,745,060 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	348	03/2020	USD	56,097,600	—	(1,127,876)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	16,742,368	449,392,826	(353,163,521)	112,971,673	(126)	1,674	417,982	112,971,673
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	473,078,392	—	—	473,078,392
Consumer Discretionary	435,938,086	—	—	435,938,086
Consumer Staples	114,232,028	—	—	114,232,028
Financials	84,758,401	—	—	84,758,401
Health Care	590,716,213	—	—	590,716,213
Industrials	377,414,819	—	—	377,414,819
Information Technology	1,442,330,795	—	—	1,442,330,795
Real Estate	120,349,822	—	—	120,349,822
Total Common Stocks	3,638,818,556	—	—	3,638,818,556
Money Market Funds	112,971,673	—	—	112,971,673
Total Investments in Securities	3,751,790,229	—	—	3,751,790,229
Investments in Derivatives
Liability
Futures Contracts	(1,127,876)	—	—	(1,127,876)
Total	3,750,662,353	—	—	3,750,662,353
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
January 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,057,175,532)	$3,638,818,556
Affiliated issuers (cost $112,971,969)	112,971,673
Receivable for:
Investments sold	6,885,983
Capital shares sold	630,848
Dividends	1,146,882
Prepaid expenses	11,284
Trustees’ deferred compensation plan	399,425
Other assets	84,442
Total assets	3,760,949,093
Liabilities
Payable for:
Capital shares purchased	2,816,813
Variation margin for futures contracts	1,143,180
Management services fees	68,494
Distribution and/or service fees	18,281
Transfer agent fees	259,966
Compensation of chief compliance officer	138
Other expenses	65,225
Trustees’ deferred compensation plan	399,425
Total liabilities	4,771,522
Net assets applicable to outstanding capital stock	$3,756,177,571
Represented by
Paid in capital	1,928,045,912
Total distributable earnings (loss)	1,828,131,659
Total - representing net assets applicable to outstanding capital stock	$3,756,177,571
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
January 31, 2020 (Unaudited)
Class A
Net assets	$2,037,022,758
Shares outstanding	45,655,657
Net asset value per share	$44.62
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$47.34
Advisor Class
Net assets	$9,961,572
Shares outstanding	207,375
Net asset value per share	$48.04
Class C
Net assets	$81,428,632
Shares outstanding	2,291,363
Net asset value per share	$35.54
Class E
Net assets	$15,938,440
Shares outstanding	359,889
Net asset value per share	$44.29
Maximum sales charge	4.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class E shares)	$46.38
Institutional Class
Net assets	$966,824,906
Shares outstanding	20,633,529
Net asset value per share	$46.86
Institutional 2 Class
Net assets	$16,505,831
Shares outstanding	351,676
Net asset value per share	$46.93
Institutional 3 Class
Net assets	$398,246,850
Shares outstanding	8,452,628
Net asset value per share	$47.12
Class R
Net assets	$10,654,124
Shares outstanding	242,218
Net asset value per share	$43.99
Class V
Net assets	$219,594,458
Shares outstanding	4,973,633
Net asset value per share	$44.15
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$46.84
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended January 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$15,651,286
Dividends — affiliated issuers	417,982
Foreign taxes withheld	(51,846)
Total income	16,017,422
Expenses:
Management services fees	11,947,165
Distribution and/or service fees
Class A	2,440,284
Class C	391,409
Class E	27,567
Class R	29,919
Class V	261,366
Transfer agent fees
Class A	993,798
Advisor Class	5,726
Class C	39,853
Class E	8,022
Institutional Class	480,850
Institutional 2 Class	4,361
Institutional 3 Class	15,006
Class R	6,104
Class V	106,423
Compensation of board members	35,057
Custodian fees	11,810
Printing and postage fees	91,768
Registration fees	77,734
Audit fees	15,014
Legal fees	39,129
Compensation of chief compliance officer	684
Other	43,783
Total expenses	17,072,832
Expense reduction	(20,805)
Total net expenses	17,052,027
Net investment loss	(1,034,605)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	336,243,391
Investments — affiliated issuers	(126)
Net realized gain	336,243,265
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	68,815,881
Investments — affiliated issuers	1,674
Futures contracts	(1,127,876)
Net change in unrealized appreciation (depreciation)	67,689,679
Net realized and unrealized gain	403,932,944
Net increase in net assets resulting from operations	$402,898,339
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
Operations
Net investment loss	$(1,034,605)	$(482,193)
Net realized gain	336,243,265	286,202,942
Net change in unrealized appreciation (depreciation)	67,689,679	(22,807,052)
Net increase in net assets resulting from operations	402,898,339	262,913,697
Distributions to shareholders
Net investment income and net realized gains
Class A	(157,797,785)	(147,850,760)
Advisor Class	(729,200)	(1,038,548)
Class C	(7,739,945)	(7,122,236)
Class E	(1,266,394)	(1,257,746)
Institutional Class	(71,758,661)	(71,433,534)
Institutional 2 Class	(1,239,785)	(946,487)
Institutional 3 Class	(30,274,543)	(30,691,913)
Class R	(910,294)	(1,153,898)
Class T	—	(57,006)
Class V	(17,136,284)	(15,653,992)
Total distributions to shareholders	(288,852,891)	(277,206,120)
Increase (decrease) in net assets from capital stock activity	1,251,375	(91,690,891)
Total increase (decrease) in net assets	115,296,823	(105,983,314)
Net assets at beginning of period	3,640,880,748	3,746,864,062
Net assets at end of period	$3,756,177,571	$3,640,880,748
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2020 (Unaudited)		July 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	486,676	21,117,416	1,426,450	57,174,126
Distributions reinvested	3,632,164	152,187,652	3,747,968	141,673,196
Redemptions	(2,958,975)	(128,668,598)	(5,735,870)	(233,967,816)
Net increase (decrease)	1,159,865	44,636,470	(561,452)	(35,120,494)
Advisor Class
Subscriptions	43,401	2,015,241	102,168	4,406,560
Distributions reinvested	15,202	685,460	22,737	917,219
Redemptions	(111,580)	(5,284,925)	(178,940)	(7,737,359)
Net decrease	(52,977)	(2,584,224)	(54,035)	(2,413,580)
Class C
Subscriptions	111,311	3,885,271	521,838	17,351,564
Distributions reinvested	216,905	7,246,787	213,974	6,631,057
Redemptions	(246,492)	(8,669,559)	(593,560)	(19,909,665)
Net increase	81,724	2,462,499	142,252	4,072,956
Class E
Subscriptions	98	4,323	1,887	73,512
Distributions reinvested	30,442	1,266,394	33,469	1,257,746
Redemptions	(38,509)	(1,677,698)	(54,195)	(2,208,191)
Net decrease	(7,969)	(406,981)	(18,839)	(876,933)
Institutional Class
Subscriptions	557,111	25,323,478	1,438,810	61,794,580
Distributions reinvested	1,516,548	66,712,940	1,681,110	66,286,145
Redemptions	(2,941,743)	(132,450,342)	(3,500,069)	(148,204,061)
Net decrease	(868,084)	(40,413,924)	(380,149)	(20,123,336)
Institutional 2 Class
Subscriptions	67,748	3,092,458	112,453	4,784,662
Distributions reinvested	28,130	1,239,420	23,971	946,152
Redemptions	(47,555)	(2,179,378)	(111,991)	(4,720,036)
Net increase	48,323	2,152,500	24,433	1,010,778
Institutional 3 Class
Subscriptions	321,472	14,809,343	510,725	21,835,021
Distributions reinvested	333,271	14,737,257	374,684	14,829,998
Redemptions	(846,052)	(39,026,450)	(1,624,010)	(69,881,542)
Net decrease	(191,309)	(9,479,850)	(738,601)	(33,216,523)
Class R
Subscriptions	30,163	1,276,643	124,132	4,823,223
Distributions reinvested	12,085	499,350	10,431	390,237
Redemptions	(108,382)	(4,652,223)	(192,102)	(7,708,150)
Net decrease	(66,134)	(2,876,230)	(57,539)	(2,494,690)
Class T
Distributions reinvested	—	—	1,498	56,748
Redemptions	—	—	(19,011)	(696,978)
Net decrease	—	—	(17,513)	(640,230)
Class V
Subscriptions	89,920	3,735,446	103,032	3,910,111
Distributions reinvested	306,175	12,694,027	311,108	11,644,762
Redemptions	(200,871)	(8,668,358)	(428,066)	(17,443,712)
Net increase (decrease)	195,224	7,761,115	(13,926)	(1,888,839)
Total net increase (decrease)	298,663	1,251,375	(1,675,369)	(91,690,891)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Fund | Semiannual Report 2020

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Columbia Large Cap Growth Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2020 (Unaudited)	$43.43	(0.03)	4.89	4.86	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.86	(0.04)	2.98	2.94	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.81	(0.05)	6.62	6.57	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.82	0.06	6.47	6.53	(0.08)	(0.46)	(0.54)
Year Ended 7/31/2016	$37.69	0.00(e)	(0.36)	(0.36)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$34.51	0.03	7.24	7.27	(0.09)	(4.00)	(4.09)
Advisor Class
Six Months Ended 1/31/2020 (Unaudited)	$46.43	0.03	5.25	5.28	—	(3.67)	(3.67)
Year Ended 7/31/2019	$46.53	0.07	3.20	3.27	—	(3.37)	(3.37)
Year Ended 7/31/2018	$42.06	0.05	7.00	7.05	(0.06)	(2.52)	(2.58)
Year Ended 7/31/2017	$35.69	0.15	6.84	6.99	(0.16)	(0.46)	(0.62)
Year Ended 7/31/2016	$39.49	0.07	(0.36)	(0.29)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$35.98	0.06	7.63	7.69	(0.18)	(4.00)	(4.18)
Class C
Six Months Ended 1/31/2020 (Unaudited)	$35.43	(0.16)	3.94	3.78	—	(3.67)	(3.67)
Year Ended 7/31/2019	$36.70	(0.29)	2.39	2.10	—	(3.37)	(3.37)
Year Ended 7/31/2018	$33.95	(0.30)	5.57	5.27	—	(2.52)	(2.52)
Year Ended 7/31/2017	$29.06	(0.18)	5.53	5.35	—	(0.46)	(0.46)
Year Ended 7/31/2016	$33.11	(0.21)	(0.33)	(0.54)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$30.90	(0.21)	6.42	6.21	—	(4.00)	(4.00)
Class E
Six Months Ended 1/31/2020 (Unaudited)	$43.15	(0.05)	4.86	4.81	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.65	(0.08)	2.95	2.87	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.67	(0.10)	6.60	6.50	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.70	0.02	6.45	6.47	(0.04)	(0.46)	(0.50)
Year Ended 7/31/2016	$37.60	(0.03)	(0.36)	(0.39)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$34.44	(0.00)(e)	7.22	7.22	(0.06)	(4.00)	(4.06)
Institutional Class
Six Months Ended 1/31/2020 (Unaudited)	$45.38	0.03	5.12	5.15	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.56	0.06	3.13	3.19	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.23	0.06	6.86	6.92	(0.07)	(2.52)	(2.59)
Year Ended 7/31/2017	$35.00	0.15	6.70	6.85	(0.16)	(0.46)	(0.62)
Year Ended 7/31/2016	$38.79	0.09	(0.37)	(0.28)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$35.41	0.13	7.43	7.56	(0.18)	(4.00)	(4.18)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2020 (Unaudited)	$44.62	11.75%	1.03%(c)	1.03%(c),(d)	(0.15%)(c)	19%	$2,037,023
Year Ended 7/31/2019	$43.43	7.84%	1.04%	1.04%	(0.10%)	35%	$1,932,367
Year Ended 7/31/2018	$43.86	17.26%	1.05%	1.05%(d)	(0.13%)	32%	$1,976,097
Year Ended 7/31/2017	$39.81	19.61%	1.09%	1.09%(d)	0.16%	29%	$1,835,075
Year Ended 7/31/2016	$33.82	(0.99%)	1.10%	1.10%(d)	0.01%	45%	$1,809,727
Year Ended 7/31/2015	$37.69	22.51%	1.11%	1.11%(d)	0.09%	59%	$1,870,452
Advisor Class
Six Months Ended 1/31/2020 (Unaudited)	$48.04	11.90%	0.78%(c)	0.78%(c),(d)	0.11%(c)	19%	$9,962
Year Ended 7/31/2019	$46.43	8.11%	0.79%	0.79%	0.15%	35%	$12,088
Year Ended 7/31/2018	$46.53	17.52%	0.80%	0.80%(d)	0.12%	32%	$14,629
Year Ended 7/31/2017	$42.06	19.92%	0.84%	0.84%(d)	0.40%	29%	$11,552
Year Ended 7/31/2016	$35.69	(0.76%)	0.85%	0.85%(d)	0.21%	45%	$9,217
Year Ended 7/31/2015	$39.49	22.80%	0.86%	0.86%(d)	0.17%	59%	$6,506
Class C
Six Months Ended 1/31/2020 (Unaudited)	$35.54	11.34%	1.78%(c)	1.78%(c),(d)	(0.90%)(c)	19%	$81,429
Year Ended 7/31/2019	$35.43	7.03%	1.79%	1.79%	(0.86%)	35%	$78,293
Year Ended 7/31/2018	$36.70	16.37%	1.80%	1.80%(d)	(0.87%)	32%	$75,872
Year Ended 7/31/2017	$33.95	18.72%	1.84%	1.84%(d)	(0.58%)	29%	$101,600
Year Ended 7/31/2016	$29.06	(1.73%)	1.86%	1.86%(d)	(0.74%)	45%	$109,092
Year Ended 7/31/2015	$33.11	21.59%	1.86%	1.86%(d)	(0.67%)	59%	$85,724
Class E
Six Months Ended 1/31/2020 (Unaudited)	$44.29	11.71%	1.13%(c)	1.13%(c),(d)	(0.24%)(c)	19%	$15,938
Year Ended 7/31/2019	$43.15	7.71%	1.14%	1.14%	(0.20%)	35%	$15,875
Year Ended 7/31/2018	$43.65	17.14%	1.15%	1.15%(d)	(0.23%)	32%	$16,877
Year Ended 7/31/2017	$39.67	19.50%	1.19%	1.19%(d)	0.06%	29%	$16,478
Year Ended 7/31/2016	$33.70	(1.08%)	1.20%	1.20%(d)	(0.09%)	45%	$14,797
Year Ended 7/31/2015	$37.60	22.37%	1.21%	1.21%(d)	(0.00%)(e)	59%	$16,539
Institutional Class
Six Months Ended 1/31/2020 (Unaudited)	$46.86	11.89%	0.78%(c)	0.78%(c),(d)	0.11%(c)	19%	$966,825
Year Ended 7/31/2019	$45.38	8.11%	0.79%	0.79%	0.15%	35%	$975,664
Year Ended 7/31/2018	$45.56	17.54%	0.80%	0.80%(d)	0.13%	32%	$996,845
Year Ended 7/31/2017	$41.23	19.92%	0.84%	0.84%(d)	0.40%	29%	$1,132,702
Year Ended 7/31/2016	$35.00	(0.74%)	0.85%	0.85%(d)	0.26%	45%	$957,955
Year Ended 7/31/2015	$38.79	22.80%	0.86%	0.86%(d)	0.34%	59%	$1,049,380
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 1/31/2020 (Unaudited)	$45.44	0.03	5.13	5.16	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.59	0.09	3.13	3.22	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.25	0.08	6.87	6.95	(0.09)	(2.52)	(2.61)
Year Ended 7/31/2017	$35.02	0.18	6.70	6.88	(0.19)	(0.46)	(0.65)
Year Ended 7/31/2016	$38.77	0.09	(0.33)	(0.24)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$35.39	0.09	7.51	7.60	(0.22)	(4.00)	(4.22)
Institutional 3 Class
Six Months Ended 1/31/2020 (Unaudited)	$45.59	0.05	5.15	5.20	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.70	0.11	3.15	3.26	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.35	0.09	6.88	6.97	(0.10)	(2.52)	(2.62)
Year Ended 7/31/2017	$35.10	0.16	6.76	6.92	(0.21)	(0.46)	(0.67)
Year Ended 7/31/2016	$38.83	0.13	(0.35)	(0.22)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$35.44	0.07	7.57	7.64	(0.25)	(4.00)	(4.25)
Class R
Six Months Ended 1/31/2020 (Unaudited)	$42.92	(0.08)	4.82	4.74	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.49	(0.14)	2.94	2.80	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.59	(0.14)	6.56	6.42	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.65	(0.04)	6.44	6.40	—	(0.46)	(0.46)
Year Ended 7/31/2016	$37.60	(0.07)	(0.37)	(0.44)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$34.44	(0.07)	7.24	7.17	(0.01)	(4.00)	(4.01)
Class V
Six Months Ended 1/31/2020 (Unaudited)	$43.01	(0.03)	4.84	4.81	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.47	(0.04)	2.95	2.91	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.48	(0.05)	6.56	6.51	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.55	0.06	6.41	6.47	(0.08)	(0.46)	(0.54)
Year Ended 7/31/2016	$37.41	0.00(e)	(0.35)	(0.35)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$34.27	0.03	7.19	7.22	(0.08)	(4.00)	(4.08)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Growth Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 1/31/2020 (Unaudited)	$46.93	11.89%	0.74%(c)	0.74%(c)	0.14%(c)	19%	$16,506
Year Ended 7/31/2019	$45.44	8.17%	0.74%	0.74%	0.20%	35%	$13,783
Year Ended 7/31/2018	$45.59	17.63%	0.73%	0.73%	0.19%	32%	$12,715
Year Ended 7/31/2017	$41.25	20.02%	0.74%	0.74%	0.49%	29%	$25,954
Year Ended 7/31/2016	$35.02	(0.64%)	0.76%	0.76%	0.28%	45%	$21,789
Year Ended 7/31/2015	$38.77	22.95%	0.75%	0.75%	0.25%	59%	$3,879
Institutional 3 Class
Six Months Ended 1/31/2020 (Unaudited)	$47.12	11.95%	0.68%(c)	0.68%(c)	0.20%(c)	19%	$398,247
Year Ended 7/31/2019	$45.59	8.24%	0.69%	0.69%	0.26%	35%	$394,049
Year Ended 7/31/2018	$45.70	17.65%	0.69%	0.69%	0.20%	32%	$428,819
Year Ended 7/31/2017	$41.35	20.09%	0.69%	0.69%	0.41%	29%	$184,471
Year Ended 7/31/2016	$35.10	(0.58%)	0.69%	0.69%	0.39%	45%	$24,530
Year Ended 7/31/2015	$38.83	23.03%	0.71%	0.71%	0.19%	59%	$2,750
Class R
Six Months Ended 1/31/2020 (Unaudited)	$43.99	11.61%	1.28%(c)	1.28%(c),(d)	(0.38%)(c)	19%	$10,654
Year Ended 7/31/2019	$42.92	7.57%	1.29%	1.29%	(0.35%)	35%	$13,233
Year Ended 7/31/2018	$43.49	16.96%	1.30%	1.30%(d)	(0.35%)	32%	$15,911
Year Ended 7/31/2017	$39.59	19.29%	1.34%	1.34%(d)	(0.10%)	29%	$29,781
Year Ended 7/31/2016	$33.65	(1.22%)	1.36%	1.36%(d)	(0.22%)	45%	$24,920
Year Ended 7/31/2015	$37.60	22.20%	1.36%	1.36%(d)	(0.20%)	59%	$5,421
Class V
Six Months Ended 1/31/2020 (Unaudited)	$44.15	11.75%	1.03%(c)	1.03%(c),(d)	(0.15%)(c)	19%	$219,594
Year Ended 7/31/2019	$43.01	7.84%	1.04%	1.04%	(0.11%)	35%	$205,528
Year Ended 7/31/2018	$43.47	17.25%	1.05%	1.05%(d)	(0.13%)	32%	$208,329
Year Ended 7/31/2017	$39.48	19.59%	1.09%	1.09%(d)	0.16%	29%	$194,803
Year Ended 7/31/2016	$33.55	(0.97%)	1.11%	1.11%(d)	0.01%	45%	$179,935
Year Ended 7/31/2015	$37.41	22.49%	1.13%	1.13%(d)	0.08%	59%	$197,026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2020	19

Notes to Financial Statements
January 31, 2020 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date and are closed to new investors and new accounts. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
20	Columbia Large Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically
Columbia Large Cap Growth Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Large Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2020:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,127,876*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2020:
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,127,876)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	28,048,800

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2020.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Large Cap Growth Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2020 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
24	Columbia Large Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Class E	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.10
Class V	0.10
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expired on January 31, 2019. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2020 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $43,170, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $20,805.
Columbia Large Cap Growth Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class E shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.10% and 0.50% of the average daily net assets attributable to Class A, Class C, Class E and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	254,028
Class C	—	1.00(b)	3,309
Class E	4.50	1.00(b)	141
Class V	5.75	0.50 - 1.00(a)	4,491

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Large Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2019 through November 30, 2020	Prior to December 1, 2019
Class A	1.15%	1.15%
Advisor Class	0.90	0.90
Class C	1.90	1.90
Class E	1.25	1.25
Institutional Class	0.90	0.90
Institutional 2 Class	0.86	0.84
Institutional 3 Class	0.81	0.80
Class R	1.40	1.40
Class V	1.15	1.15
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,170,148,000	1,620,870,000	(40,356,000)	1,580,514,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2019 as arising on August 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
2,005,769	4,745,940
Columbia Large Cap Growth Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $670,357,646 and $1,058,256,341, respectively, for the six months ended January 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2020.
28	Columbia Large Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Note 9. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market risk
The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and disease/virus epidemics. From time to time, certain market segments (such as equity or fixed income), investment styles (such as growth or value), or other investment categories, may fall out of favor which may impair the value of an investment in the Fund. An investment in the Fund could lose money over short or even long periods.
Shareholder concentration risk
At January 31, 2020, affiliated shareholders of record owned 41.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Large Cap Growth Fund | Semiannual Report 2020	29

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Columbia Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR174_07_K01_(03/20)

SemiAnnual Report
January 31, 2020
Columbia Oregon Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Oregon Intermediate Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Oregon Intermediate Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since May 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	2.40	6.52	2.36	3.15
	Including sales charges		-0.69	3.29	1.74	2.83
Advisor Class*		03/19/13	2.53	6.78	2.62	3.40
Class C	Excluding sales charges	10/13/03	2.17	6.04	1.90	2.71
	Including sales charges		1.17	5.04	1.90	2.71
Institutional Class		07/02/84	2.53	6.78	2.62	3.40
Institutional 2 Class*		11/08/12	2.46	6.82	2.66	3.43
Institutional 3 Class*		03/01/17	2.57	6.95	2.67	3.42
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.88	7.62	3.20	4.03
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2020)
AAA rating	10.3
AA rating	55.9
A rating	24.1
BBB rating	3.7
BB rating	0.8
C rating	1.9
Not rated	3.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2019 — January 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.00	1,021.06	4.12	4.12	0.81
Advisor Class	1,000.00	1,000.00	1,025.30	1,022.32	2.85	2.85	0.56
Class C	1,000.00	1,000.00	1,021.70	1,018.75	6.45	6.44	1.27
Institutional Class	1,000.00	1,000.00	1,025.30	1,022.32	2.85	2.85	0.56
Institutional 2 Class	1,000.00	1,000.00	1,024.60	1,022.47	2.70	2.69	0.53
Institutional 3 Class	1,000.00	1,000.00	1,025.70	1,022.67	2.50	2.49	0.49
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.180%	600,000	600,000
Total Floating Rate Notes (Cost $600,000)			600,000

Municipal Bonds 96.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.3%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,497,312
07/01/2031	5.000%	1,750,000	2,101,908
07/01/2032	5.000%	2,000,000	2,398,700
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	7,069,924
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	2,125,351
Total			15,193,195
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	210,820
06/15/2035	5.500%	540,000	572,308
Total			783,128
Higher Education 1.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,070,680
Series 2015
05/01/2030	5.000%	550,000	628,050
05/01/2036	5.000%	1,500,000	1,687,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	277,893
03/01/2025	5.000%	200,000	227,074
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	291,215
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	592,285
04/01/2031	5.000%	530,000	625,787
Total			5,400,814
Hospital 14.4%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2021	4.000%	725,000	754,261
08/01/2026	5.000%	1,200,000	1,298,952
08/01/2027	5.000%	1,260,000	1,361,329
08/01/2031	5.000%	2,860,000	3,069,667
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	547,215
Series 2016
09/01/2028	5.000%	265,000	323,475
09/01/2030	5.000%	830,000	1,005,030
09/01/2031	5.000%	500,000	603,735
09/01/2032	5.000%	270,000	325,285
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	9,121,800
Series 2019A
07/01/2032	5.000%	5,175,000	6,781,993
Oregon Health & Science University(e)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	3,515,000	3,382,695
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/2020	5.250%	5,000,000	5,050,800
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
06/01/2033	5.000%	1,600,000	1,925,744
06/01/2034	5.000%	3,185,000	3,827,319
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,840,576
Samaritan Health Services Project
Series 2010A
10/01/2022	5.000%	3,450,000	3,539,769
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,215,560
05/15/2030	5.000%	1,000,000	1,210,560
05/15/2031	5.000%	1,025,000	1,235,402
Series 2019
05/15/2037	5.000%	2,305,000	2,896,256
Total			51,317,423
Local General Obligation 35.1%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	0.000%	500,000	616,250
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,137,850
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,857,980
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	611,238
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	581,780
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,615,398
Chemeketa Community College
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,290,234
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	2,013,259
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	2,008,312
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	2,012,747
06/01/2027	5.000%	1,715,000	2,056,268
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	565,000	601,437
02/15/2027	4.500%	500,000	547,650
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,334,360
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,474,998
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,219,682
City of Portland(e)
Limited Tax General Obligation Bonds
Series 2001B
06/01/2020	0.000%	4,000,000	3,987,800
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	796,648
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,356,240
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	695,305
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	0.000%	760,000	912,448

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	3,081,798
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,369,435
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,751,460
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,292,880
Clatsop County School District No. 30 Warrenton-Hammond(e)
Unlimited General Obligation Bonds
Deferred Interest
06/15/2035	0.000%	1,000,000	639,590
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	636,970
06/15/2035	5.000%	1,000,000	1,270,830
Deschutes & Jefferson Counties School District No. 2J Redmond(e)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,275,247
Jackson County School District No. 4(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	686,460
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,891,480
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,156,320
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,358,531
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2020	5.500%	1,000,000	1,016,550
06/15/2021	5.500%	1,410,000	1,497,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson County School District No. 509J
Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,367,434
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	565,955
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,096,420
Lane County School District No. 1 Pleasant Hill(e)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,505,182
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,390,280
Lane County School District No. 19 Springfield(e)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,779,734
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,180,461
06/15/2028	0.000%	1,480,000	1,275,508
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,264,400
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,283,480
06/15/2033	5.000%	240,000	307,241
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,735,920
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,760,470
Multnomah County School District No. 7 Reynolds(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,941,480

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon City School District No. 62
Unrefunded Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	990,000	1,139,005
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	855,795
02/01/2028	4.000%	1,000,000	1,130,840
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,235,000
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,609,124
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,179,730
Umatilla County School District No. 8R Hermiston
Unlimited General Obligation Bonds
Series 2010
06/15/2029	4.500%	2,360,000	2,387,730
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,126,020
Washington & Multnomah Counties School District No. 48J Beaverton
Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,649,240
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/2023	4.000%	4,090,000	4,389,879
Washington Clackamas & Yamhill Counties School District No. 88J(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,025,975
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,665,860
Washington County School District No. 1 West Union
Unlimited General Obligation Bonds
Hillsboro School District No. 1J
Series 2017
06/15/2035	5.000%	2,500,000	3,110,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,951,183
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,061,780
Total			125,624,121
Multi-Family 0.9%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/2020	4.000%	810,000	822,563
10/01/2022	4.000%	875,000	923,528
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Projects
Series 2016A
10/01/2026	4.000%	500,000	512,980
10/01/2036	5.000%	1,000,000	1,070,570
Total			3,329,641
Municipal Power 2.1%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	419,468
12/01/2034	5.000%	400,000	478,620
12/01/2035	5.000%	410,000	489,638
12/01/2036	5.000%	440,000	524,476
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	672,660
08/01/2030	5.000%	420,000	530,540
08/01/2031	5.000%	450,000	568,359
08/01/2032	5.000%	250,000	314,972
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,782,564
12/01/2036	5.000%	1,545,000	1,862,158
Total			7,643,455
Other Bond Issue 0.8%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/2023)
12/01/2040	2.400%	2,000,000	2,083,700

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Warm Springs Reservation Confederated Tribe(d)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	708,443
Total			2,792,143
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	1,038,122
01/01/2029	5.000%	1,120,000	1,365,235
Total			2,403,357
Ports 1.1%
Port of Morrow
Limited General Obligation Refunding Bonds
Series 2016
12/01/2027	5.000%	615,000	689,347
12/01/2028	5.000%	645,000	722,078
12/01/2029	5.000%	340,000	380,157
12/01/2030	5.000%	335,000	374,567
12/01/2031	5.000%	375,000	419,164
12/01/2036	5.000%	1,160,000	1,288,203
Total			3,873,516
Refunded / Escrowed 5.3%
City of Eugene Electric Utility System
Prerefunded 08/01/21 Revenue Bonds
Series 2011A
08/01/2029	5.000%	3,410,000	3,620,363
Oregon City School District No. 62
Prerefunded 06/01/24 Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	780,000	913,536
Puerto Rico Public Finance Corp.(f)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,462,000
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 10/01/21 Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/2025	5.000%	3,000,000	3,203,010
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,304,306
06/15/2031	5.000%	2,890,000	3,395,894
Total			18,899,109
Retirement Communities 3.6%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2025	3.200%	765,000	767,463
05/15/2038	5.000%	220,000	247,742
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,372,280
Terwilliger Plaza, Inc.
Series 2012
12/01/2020	5.000%	335,000	345,328
12/01/2022	5.000%	500,000	541,600
Series 2016
12/01/2030	5.000%	325,000	385,658
12/01/2036	5.000%	900,000	1,053,837
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	685,025
10/01/2023	5.000%	645,000	728,857
10/01/2024	5.000%	455,000	513,085
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015A
07/01/2035	5.125%	1,240,000	1,289,451
Salem Hospital Facility Authority
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	555,000	658,563
05/15/2038	5.000%	500,000	587,445
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	500,000	534,760
Total			12,711,094

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 1.4%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	2,855,000	3,058,476
Single Family Mortgage Program
Series 2010A
07/01/2027	5.250%	25,000	25,345
Series 2011A
07/01/2025	5.250%	1,905,000	1,934,070
Series 2011B
07/01/2028	5.250%	150,000	153,279
Total			5,171,170
Special Non Property Tax 7.2%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	542,728
06/15/2031	5.000%	725,000	901,320
06/15/2032	5.000%	780,000	967,387
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	2,037,245
Series 2015D
04/01/2027	5.000%	2,500,000	3,002,425
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,288,870
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	5,052,040
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,263,010
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,619,820
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,159,600
09/01/2032	4.000%	1,250,000	1,451,275
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,978,725
Series 2018A
09/01/2034	5.000%	550,000	693,682
09/01/2035	5.000%	800,000	1,006,648
Series 2019A
09/01/2037	5.000%	1,500,000	1,952,805
Total			25,917,580
Special Property Tax 2.9%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,345,000	2,352,387
City of Portland
Refunding Tax Allocation Bonds
Series 2015
06/15/2024	5.000%	1,480,000	1,558,751
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,660,754
06/15/2027	5.000%	1,370,000	1,439,637
Lents Town Center
Series 2010B
06/15/2025	5.000%	1,550,000	1,571,808
06/15/2026	5.000%	1,440,000	1,460,203
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/2021	5.625%	245,000	245,387
Total			10,288,927
State General Obligation 4.4%
State of Oregon
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,557,413
Series 2015F
05/01/2030	5.000%	5,565,000	6,681,840
Series 2019
06/01/2038	5.000%	3,000,000	3,873,330
Series 2019G
08/01/2033	5.000%	1,320,000	1,735,958

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	920,820
Series 2016A
08/01/2031	3.500%	500,000	556,605
08/01/2032	3.500%	500,000	552,115
Total			15,878,081
Transportation 3.3%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,537,093
10/01/2027	5.000%	1,485,000	1,883,441
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	8,532,504
Total			11,953,038
Water & Sewer 6.8%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,333,856
08/01/2023	4.000%	1,290,000	1,423,631
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,435,646
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	572,315
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,512,741
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,781,511
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	230,418
04/01/2026	4.000%	250,000	294,238
04/01/2027	4.000%	270,000	322,456
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/2022	5.000%	4,620,000	4,999,718
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	236,344
11/01/2033	5.000%	265,000	313,291
11/01/2034	5.000%	250,000	294,852
11/01/2035	5.000%	225,000	264,908
11/01/2036	5.000%	200,000	234,958
Total			24,250,883
Total Municipal Bonds (Cost $320,747,785)			343,430,675

Money Market Funds 3.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(g)	213,573	213,594
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(g)	10,576,398	10,576,398
Total Money Market Funds (Cost $10,789,971)		10,789,992
Total Investments in Securities (Cost: $332,137,756)		354,820,667
Other Assets & Liabilities, Net		2,749,921
Net Assets		357,570,588

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $3,075,121, which represents 0.86% of total net assets.
(e)	Zero coupon bond.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2020, the total value of these securities amounted to $6,462,000, which represents 1.81% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	600,000	—	600,000
Municipal Bonds	—	343,430,675	—	343,430,675
Money Market Funds	10,789,992	—	—	10,789,992
Total Investments in Securities	10,789,992	344,030,675	—	354,820,667
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	13

Statement of Assets and Liabilities
January 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $332,137,756)	$354,820,667
Receivable for:
Investments sold	333,369
Capital shares sold	613,717
Interest	2,997,598
Expense reimbursement due from Investment Manager	269
Prepaid expenses	1,138
Trustees’ deferred compensation plan	97,441
Total assets	358,864,199
Liabilities
Due to custodian	282
Payable for:
Capital shares purchased	435,899
Distributions to shareholders	710,800
Management services fees	4,575
Distribution and/or service fees	455
Transfer agent fees	22,684
Compensation of chief compliance officer	15
Other expenses	21,460
Trustees’ deferred compensation plan	97,441
Total liabilities	1,293,611
Net assets applicable to outstanding capital stock	$357,570,588
Represented by
Paid in capital	333,900,045
Total distributable earnings (loss)	23,670,543
Total - representing net assets applicable to outstanding capital stock	$357,570,588
Class A
Net assets	$45,129,231
Shares outstanding	3,563,938
Net asset value per share	$12.66
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.05
Advisor Class
Net assets	$1,907,293
Shares outstanding	150,638
Net asset value per share	$12.66
Class C
Net assets	$7,712,135
Shares outstanding	609,057
Net asset value per share	$12.66
Institutional Class
Net assets	$271,579,795
Shares outstanding	21,447,820
Net asset value per share	$12.66
Institutional 2 Class
Net assets	$23,797,659
Shares outstanding	1,882,381
Net asset value per share	$12.64
Institutional 3 Class
Net assets	$7,444,475
Shares outstanding	587,131
Net asset value per share	$12.68
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended January 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$16,598
Interest	5,478,739
Total income	5,495,337
Expenses:
Management services fees	839,526
Distribution and/or service fees
Class A	55,977
Class C	39,573
Transfer agent fees
Class A	19,598
Advisor Class	826
Class C	3,465
Institutional Class	118,699
Institutional 2 Class	7,312
Institutional 3 Class	309
Compensation of board members	10,545
Custodian fees	1,507
Printing and postage fees	8,087
Registration fees	3,405
Audit fees	14,781
Legal fees	3,922
Compensation of chief compliance officer	67
Other	8,067
Total expenses	1,135,666
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(38,669)
Fees waived by distributor
Class C	(11,853)
Expense reduction	(540)
Total net expenses	1,084,604
Net investment income	4,410,733
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	645,638
Net realized gain	645,638
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,715,070
Net change in unrealized appreciation (depreciation)	3,715,070
Net realized and unrealized gain	4,360,708
Net increase in net assets resulting from operations	$8,771,441
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	15

Statement of Changes in Net Assets
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
Operations
Net investment income	$4,410,733	$9,676,147
Net realized gain	645,638	674,982
Net change in unrealized appreciation (depreciation)	3,715,070	10,707,691
Net increase in net assets resulting from operations	8,771,441	21,058,820
Distributions to shareholders
Net investment income and net realized gains
Class A	(560,640)	(1,065,368)
Advisor Class	(25,953)	(32,345)
Class C	(80,949)	(279,988)
Institutional Class	(3,733,935)	(8,072,205)
Institutional 2 Class	(351,880)	(748,321)
Institutional 3 Class	(101,042)	(195,268)
Total distributions to shareholders	(4,854,399)	(10,393,495)
Decrease in net assets from capital stock activity	(4,023,142)	(36,881,807)
Total decrease in net assets	(106,100)	(26,216,482)
Net assets at beginning of period	357,676,688	383,893,170
Net assets at end of period	$357,570,588	$357,676,688
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2020 (Unaudited)		July 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	279,898	3,514,053	1,452,519	17,705,440
Distributions reinvested	43,620	547,895	85,608	1,044,486
Redemptions	(287,405)	(3,606,517)	(1,297,009)	(15,713,457)
Net increase	36,113	455,431	241,118	3,036,469
Advisor Class
Subscriptions	4,999	62,755	149,943	1,834,930
Distributions reinvested	2,066	25,953	2,636	32,335
Redemptions	(9,689)	(121,759)	(53,666)	(656,558)
Net increase (decrease)	(2,624)	(33,051)	98,913	1,210,707
Class C
Subscriptions	46,601	586,100	99,484	1,208,215
Distributions reinvested	5,783	72,633	21,139	257,128
Redemptions	(116,760)	(1,464,548)	(644,053)	(7,885,811)
Net decrease	(64,376)	(805,815)	(523,430)	(6,420,468)
Institutional Class
Subscriptions	952,351	11,955,544	1,223,749	14,943,926
Distributions reinvested	230,760	2,898,607	512,722	6,251,233
Redemptions	(1,359,663)	(17,097,484)	(4,289,357)	(51,966,747)
Net decrease	(176,552)	(2,243,333)	(2,552,886)	(30,771,588)
Institutional 2 Class
Subscriptions	241,942	3,035,160	654,326	7,980,093
Distributions reinvested	28,048	351,738	61,454	748,012
Redemptions	(418,575)	(5,236,912)	(1,279,743)	(15,428,770)
Net decrease	(148,585)	(1,850,014)	(563,963)	(6,700,665)
Institutional 3 Class
Subscriptions	63,332	794,948	447,178	5,385,704
Distributions reinvested	4,845	60,954	10,044	122,566
Redemptions	(31,975)	(402,262)	(224,766)	(2,744,532)
Net increase	36,202	453,640	232,456	2,763,738
Total net decrease	(319,822)	(4,023,142)	(3,067,792)	(36,881,807)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2020 (Unaudited)	$12.52	0.14	0.16	0.30	(0.14)	(0.02)	(0.16)
Year Ended 7/31/2019	$12.14	0.30	0.41	0.71	(0.31)	(0.02)	(0.33)
Year Ended 7/31/2018	$12.45	0.31	(0.31)	0.00(e)	(0.31)	—	(0.31)
Year Ended 7/31/2017	$12.82	0.32	(0.37)	(0.05)	(0.32)	—	(0.32)
Year Ended 7/31/2016	$12.54	0.33	0.28	0.61	(0.33)	—	(0.33)
Year Ended 7/31/2015	$12.61	0.34	(0.07)	0.27	(0.34)	—	(0.34)
Advisor Class
Six Months Ended 1/31/2020 (Unaudited)	$12.52	0.16	0.15	0.31	(0.15)	(0.02)	(0.17)
Year Ended 7/31/2019	$12.14	0.33	0.41	0.74	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.45	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.82	0.35	(0.37)	(0.02)	(0.35)	—	(0.35)
Year Ended 7/31/2016	$12.54	0.36	0.28	0.64	(0.36)	—	(0.36)
Year Ended 7/31/2015	$12.60	0.37	(0.06)	0.31	(0.37)	—	(0.37)
Class C
Six Months Ended 1/31/2020 (Unaudited)	$12.52	0.11	0.16	0.27	(0.11)	(0.02)	(0.13)
Year Ended 7/31/2019	$12.14	0.25	0.40	0.65	(0.25)	(0.02)	(0.27)
Year Ended 7/31/2018	$12.45	0.25	(0.31)	(0.06)	(0.25)	—	(0.25)
Year Ended 7/31/2017	$12.83	0.26	(0.38)	(0.12)	(0.26)	—	(0.26)
Year Ended 7/31/2016	$12.54	0.27	0.29	0.56	(0.27)	—	(0.27)
Year Ended 7/31/2015	$12.61	0.29	(0.07)	0.22	(0.29)	—	(0.29)
Institutional Class
Six Months Ended 1/31/2020 (Unaudited)	$12.52	0.16	0.15	0.31	(0.15)	(0.02)	(0.17)
Year Ended 7/31/2019	$12.14	0.33	0.41	0.74	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.45	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.82	0.35	(0.37)	(0.02)	(0.35)	—	(0.35)
Year Ended 7/31/2016	$12.54	0.36	0.28	0.64	(0.36)	—	(0.36)
Year Ended 7/31/2015	$12.61	0.37	(0.07)	0.30	(0.37)	—	(0.37)
Institutional 2 Class
Six Months Ended 1/31/2020 (Unaudited)	$12.51	0.16	0.15	0.31	(0.16)	(0.02)	(0.18)
Year Ended 7/31/2019	$12.12	0.34	0.41	0.75	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.43	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.81	0.35	(0.38)	(0.03)	(0.35)	—	(0.35)
Year Ended 7/31/2016	$12.53	0.37	0.28	0.65	(0.37)	—	(0.37)
Year Ended 7/31/2015	$12.59	0.38	(0.06)	0.32	(0.38)	—	(0.38)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2020 (Unaudited)	$12.66	2.40%	0.84%(c)	0.81%(c),(d)	2.26%(c)	5%	$45,129
Year Ended 7/31/2019	$12.52	5.94%	0.84%	0.83%	2.49%	8%	$44,185
Year Ended 7/31/2018	$12.14	0.01%	0.84%	0.84%(d)	2.53%	10%	$39,896
Year Ended 7/31/2017	$12.45	(0.39%)	0.83%(f)	0.83%(d),(f)	2.53%	15%	$43,387
Year Ended 7/31/2016	$12.82	4.92%	0.86%	0.85%(d)	2.60%	9%	$50,750
Year Ended 7/31/2015	$12.54	2.17%	0.87%	0.83%(d)	2.71%	11%	$41,121
Advisor Class
Six Months Ended 1/31/2020 (Unaudited)	$12.66	2.53%	0.59%(c)	0.56%(c),(d)	2.51%(c)	5%	$1,907
Year Ended 7/31/2019	$12.52	6.21%	0.59%	0.57%	2.73%	8%	$1,919
Year Ended 7/31/2018	$12.14	0.25%	0.59%	0.59%(d)	2.78%	10%	$660
Year Ended 7/31/2017	$12.45	(0.14%)	0.59%(f)	0.59%(d),(f)	2.80%	15%	$664
Year Ended 7/31/2016	$12.82	5.18%	0.61%	0.61%(d)	2.85%	9%	$307
Year Ended 7/31/2015	$12.54	2.50%	0.62%	0.58%(d)	2.97%	11%	$130
Class C
Six Months Ended 1/31/2020 (Unaudited)	$12.66	2.17%	1.59%(c)	1.27%(c),(d)	1.81%(c)	5%	$7,712
Year Ended 7/31/2019	$12.52	5.46%	1.59%	1.28%	2.05%	8%	$8,434
Year Ended 7/31/2018	$12.14	(0.44%)	1.59%	1.29%(d)	2.07%	10%	$14,530
Year Ended 7/31/2017	$12.45	(0.91%)	1.58%(f)	1.28%(d),(f)	2.09%	15%	$24,330
Year Ended 7/31/2016	$12.83	4.53%	1.61%	1.30%(d)	2.15%	9%	$28,438
Year Ended 7/31/2015	$12.54	1.73%	1.62%	1.26%(d)	2.27%	11%	$24,863
Institutional Class
Six Months Ended 1/31/2020 (Unaudited)	$12.66	2.53%	0.59%(c)	0.56%(c),(d)	2.51%(c)	5%	$271,580
Year Ended 7/31/2019	$12.52	6.20%	0.59%	0.58%	2.74%	8%	$270,831
Year Ended 7/31/2018	$12.14	0.25%	0.59%	0.59%(d)	2.77%	10%	$293,485
Year Ended 7/31/2017	$12.45	(0.14%)	0.58%(f)	0.58%(d),(f)	2.79%	15%	$333,321
Year Ended 7/31/2016	$12.82	5.18%	0.61%	0.60%(d)	2.85%	9%	$374,062
Year Ended 7/31/2015	$12.54	2.42%	0.62%	0.58%(d)	2.96%	11%	$366,351
Institutional 2 Class
Six Months Ended 1/31/2020 (Unaudited)	$12.64	2.46%	0.56%(c)	0.53%(c)	2.54%(c)	5%	$23,798
Year Ended 7/31/2019	$12.51	6.33%	0.56%	0.54%	2.77%	8%	$25,397
Year Ended 7/31/2018	$12.12	0.28%	0.56%	0.56%	2.80%	10%	$31,451
Year Ended 7/31/2017	$12.43	(0.18%)	0.55%(f)	0.55%(f)	2.85%	15%	$42,681
Year Ended 7/31/2016	$12.81	5.24%	0.55%	0.55%	2.90%	9%	$24,844
Year Ended 7/31/2015	$12.53	2.54%	0.55%	0.55%	3.00%	11%	$18,712
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2020 (Unaudited)	$12.54	0.16	0.16	0.32	(0.16)	(0.02)	(0.18)
Year Ended 7/31/2019	$12.15	0.34	0.42	0.76	(0.35)	(0.02)	(0.37)
Year Ended 7/31/2018	$12.47	0.35	(0.32)	0.03	(0.35)	—	(0.35)
Year Ended 7/31/2017(g)	$12.30	0.15	0.17(h)	0.32	(0.15)	—	(0.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Period Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
01/31/2020	—	—	—	—	—	0.01%
07/31/2017	0.02%	0.01%	0.02%	0.02%	0.01%	—

(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2020 (Unaudited)	$12.68	2.57%	0.51%(c),(f)	0.48%(c),(f)	2.59%(c)	5%	$7,444
Year Ended 7/31/2019	$12.54	6.37%	0.51%	0.49%	2.82%	8%	$6,909
Year Ended 7/31/2018	$12.15	0.26%	0.51%	0.51%	2.90%	10%	$3,871
Year Ended 7/31/2017(g)	$12.47	2.59%	0.53%(c)	0.53%(c)	2.84%(c)	15%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	21

Notes to Financial Statements
January 31, 2020 (Unaudited)
Note 1. Organization
Columbia Oregon Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
22	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
24	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $540.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	22,158
Class C	—	1.00(b)	79

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2019 through November 30, 2020	Prior to December 1, 2019
Class A	0.81%	0.82%
Advisor Class	0.56	0.57
Class C	1.56	1.57
Institutional Class	0.56	0.57
Institutional 2 Class	0.53	0.54
Institutional 3 Class	0.48	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
332,138,000	22,705,000	(22,000)	22,683,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $16,709,967 and $20,652,424, respectively, for the six months ended January 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
26	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and disease/virus epidemics. From time to time, certain market segments (such as equity or fixed income), investment styles (such as growth or value), or other investment categories, may fall out of favor which may impair the value of an investment in the Fund. An investment in the Fund could lose money over short or even long periods.
Shareholder concentration risk
At January 31, 2020, one unaffiliated shareholder of record owned 14.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2020

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Columbia Oregon Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR207_07_K01_(03/20)

SemiAnnual Report
January 31, 2020
Columbia Tax-Exempt Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Tax-Exempt Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Tax-Exempt Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.
Portfolio management
Kimberly Campbell
Lead Portfolio Manager
Managed Fund since 2002
Catherine Stienstra
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended January 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/21/78	3.63	9.33	3.48	4.81
	Including sales charges		0.53	6.04	2.86	4.49
Advisor Class*		03/19/13	3.73	9.63	3.70	4.96
Class C	Excluding sales charges	08/01/97	3.29	8.71	2.83	4.18
	Including sales charges		2.29	7.71	2.83	4.18
Institutional Class		09/16/05	3.73	9.63	3.70	5.02
Institutional 2 Class*		12/11/13	3.73	9.64	3.73	4.97
Institutional 3 Class*		03/01/17	3.76	9.68	3.63	4.89
Bloomberg Barclays Municipal Bond Index			3.33	8.65	3.53	4.47
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Tax-Exempt Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2020)
AAA rating	4.2
AA rating	17.5
A rating	42.5
BBB rating	22.8
BB rating	2.8
B rating	0.5
C rating	0.2
Not rated	9.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2020)
Illinois	11.7
Texas	9.3
Pennsylvania	8.4
Florida	8.0
California	6.2
Michigan	5.8
Colorado	4.2
New York	4.1
New Jersey	3.7
Minnesota	3.1
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Tax-Exempt Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2019 — January 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.30	1,021.47	3.74	3.71	0.73
Advisor Class	1,000.00	1,000.00	1,037.30	1,022.47	2.71	2.69	0.53
Class C	1,000.00	1,000.00	1,032.90	1,018.15	7.10	7.05	1.39
Institutional Class	1,000.00	1,000.00	1,037.30	1,022.47	2.71	2.69	0.53
Institutional 2 Class	1,000.00	1,000.00	1,037.30	1,022.47	2.71	2.69	0.53
Institutional 3 Class	1,000.00	1,000.00	1,037.60	1,022.77	2.41	2.39	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Tax-Exempt Fund | Semiannual Report 2020	5

Portfolio of Investments
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a)
01/01/2029	5.000%	527,074	453,284
Total Corporate Bonds & Notes (Cost $527,075)			453,284

Exchange-Traded Fixed Income Funds 0.2%
	Shares	Value ($)
United States 0.2%
Columbia Multi-Sector Municipal Income ETF(b)	274,473	6,035,661
Total Exchange-Traded Fixed Income Funds (Cost $5,972,532)		6,035,661

Floating Rate Notes 0.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New Hampshire 0.0%
New Hampshire Health & Education Facilities Authority Act(c),(d)
Revenue Bonds
University of New Hampshire
Series 2012B-2 (Wells Fargo Bank)
07/01/2033	1.180%	480,000	480,000
New York 0.3%
New York City Transitional Finance Authority(c),(d)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.180%	1,280,000	1,280,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.180%	3,500,000	3,500,000
New York City Water & Sewer System(c),(d)
Revenue Bonds
2nd General Resolution
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.180%	3,110,000	3,110,000
Triborough Bridge & Tunnel Authority(c),(d)
Refunding Revenue Bonds
General
Subordinated Series 2018-B-3 (State Street Bank and Trust Co.)
01/01/2032	1.160%	505,000	505,000
Total			8,395,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Utah 0.2%
City of Murray(c),(d)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	1.180%	8,350,000	8,350,000
Total Floating Rate Notes (Cost $17,225,000)			17,225,000

Municipal Bonds 98.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.7%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	16,000,000	23,136,640
Arizona 1.6%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	8,007,510
Revenue Bonds
Banner Health
Series 2014A
01/01/2044	5.000%	15,000,000	16,750,050
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2039	4.250%	1,000,000	1,089,530
01/01/2040	4.250%	750,000	815,580
City of Phoenix Civic Improvement Corp.(e)
Revenue Bonds
Junior Lien
Series 2019B
07/01/2049	5.000%	8,000,000	9,791,920
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2044	5.000%	1,000,000	1,187,150
07/01/2049	5.000%	1,125,000	1,328,018
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	1,138,840
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions -Harmony Public
Series 2018
02/15/2038	5.000%	825,000	962,907
Maricopa County Industrial Development Authority(f)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	2,000,000	2,120,140
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	9,500,608
Tempe Industrial Development Authority(f)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2052	6.125%	1,400,000	1,616,454
Total			54,308,707
Arkansas 0.2%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2039	5.000%	4,000,000	4,556,160
12/01/2042	5.000%	2,000,000	2,268,080
Total			6,824,240
California 6.2%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2026	6.125%	3,420,000	3,680,091
07/01/2041	6.125%	7,015,000	7,454,069
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	11,312,900
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	15,000,000	17,248,050
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,826,040
02/01/2037	5.000%	1,000,000	1,214,700
California Municipal Finance Authority(e)
Revenue Bonds
United Airlines, Inc. Project
Series 2019
07/15/2029	4.000%	1,000,000	1,177,510
California Municipal Finance Authority(e),(f),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	11,216,500
California School Finance Authority(f)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	176,241
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	5,038,345
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	8,124,340
California Statewide Communities Development Authority(f)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,852,934
11/01/2034	5.000%	3,700,000	4,105,816
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,807,946
11/01/2043	6.375%	1,035,000	1,195,394
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	2,118,956

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,965,465
Castaic Lake Water Agency(h)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	8,972,089
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2025	5.000%	790,000	859,860
09/01/2026	5.000%	1,230,000	1,337,576
09/01/2027	5.000%	1,280,000	1,389,363
City of Los Angeles Department of Airports(e)
Revenue Bonds
Subordinated Series 2017A
05/15/2042	5.000%	4,375,000	5,299,350
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	3,150,000	3,505,666
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	3,845,000	4,517,952
Series 2014A
01/15/2046	5.750%	19,005,000	22,011,971
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	1,000,000	1,047,790
Series 2018A-2
06/01/2047	5.000%	9,500,000	9,954,005
Los Angeles County Schools Regionalized Business Services Corp.(h)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	2,097,705
Norwalk-La Mirada Unified School District(h)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,394,288
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	5,377,903
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/2021	8.750%	6,165,000	6,979,520
San Francisco City & County Airport Commission - San Francisco International Airport(e)
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	24,000,000	27,230,640
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2032	5.000%	5,000,000	6,588,350
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,021
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,375,202
09/01/2028	5.000%	1,315,000	1,414,993
09/01/2029	5.000%	1,405,000	1,506,048
09/01/2030	5.000%	1,480,000	1,583,659
09/01/2031	5.000%	1,555,000	1,665,156
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	1,450,000	1,607,644
Total			209,274,648
Colorado 4.2%
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2018-A
12/01/2048	4.000%	11,500,000	12,826,065
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	9,927,086
Colorado Educational & Cultural Facilities Authority(f)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,635,029
07/01/2044	5.375%	2,100,000	2,245,320
07/01/2049	5.500%	925,000	991,729
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
09/15/2048	5.000%	15,000,000	17,116,050
09/15/2053	5.000%	10,000,000	11,360,700

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 01/01/23 Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,852,740
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	5,683,333
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	6,863,280
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	13,750,000	15,279,550
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,968,930
Series 2015
12/01/2035	5.000%	3,800,000	4,349,404
School Health System
Series 2019A
01/01/2038	4.000%	3,200,000	3,717,312
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	16,783,317
Colorado Housing & Finance Authority
Revenue Bonds
Series 2018 (GNMA)
11/01/2038	3.600%	3,875,000	4,179,652
E-470 Public Highway Authority(h)
Revenue Bonds
Capital Appreciation
Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	6,312,318
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2042	5.000%	7,325,000	8,003,222
Total			141,095,037
Connecticut 0.4%
Connecticut Housing Finance Authority(i)
Refunding Revenue Bonds
Series 2020A-1
05/15/2038	2.450%	3,000,000	3,002,010
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Health & Educational Facility Authority(f)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,371,550
State of Connecticut
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	621,220
Series 2018-E
09/15/2034	5.000%	2,000,000	2,506,680
Series 2019A
04/15/2034	5.000%	1,000,000	1,270,400
04/15/2039	5.000%	4,235,000	5,284,010
Total			14,055,870
Delaware 0.1%
Delaware State Economic Development Authority
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,110,540
09/01/2042	5.000%	1,350,000	1,426,545
Total			3,537,085
District of Columbia 0.8%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	292,608
07/01/2048	6.000%	1,150,000	1,345,994
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	10,522,584
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,580,645
Revenue Bonds
Ingleside RockCreek Project
Series 2017
07/01/2037	5.000%	500,000	543,250
07/01/2042	5.000%	1,000,000	1,078,780
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,376,313

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	9,019,434
Total			25,759,608
Florida 8.0%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	5,597,900
Capital Trust Agency, Inc.(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	3,165,000	3,027,671
12/01/2050	7.125%	1,000,000	956,840
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	11,729,970
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
11/15/2048	5.000%	2,500,000	2,866,675
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	24,883,100
County of Broward Airport System(e)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	16,368,660
Series 2019A
10/01/2039	5.000%	2,500,000	3,130,975
10/01/2049	5.000%	1,000,000	1,227,880
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	15,000,000	17,326,200
10/01/2036	5.000%	21,400,000	24,625,194
Series 2017B
10/01/2040	5.000%	11,250,000	13,604,850
Series 2019A
10/01/2049	5.000%	10,000,000	12,346,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Osceola Transportation(h)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,416,326
10/01/2041	0.000%	2,500,000	1,244,425
10/01/2042	0.000%	3,250,000	1,550,997
10/01/2043	0.000%	2,750,000	1,256,448
10/01/2044	0.000%	3,000,000	1,315,950
10/01/2048	0.000%	4,000,000	1,500,040
Florida Development Finance Corp.(f)
Revenue Bonds
Renaissance Charter School
Series 2015
06/15/2046	6.125%	3,920,000	4,324,858
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,456,040
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	12,000,000	13,893,840
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	6,260,000	6,796,732
Greater Orlando Aviation Authority(e)
Revenue Bonds
Priority
Subordinated Series 2017A
10/01/2047	5.000%	2,665,000	3,185,181
Series 2019A
10/01/2049	5.000%	2,000,000	2,469,380
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International
Subordinated Series 2018
10/01/2048	5.000%	9,300,000	11,252,628
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	11,115,000	12,763,132
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,643,250
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	7,000,000	7,712,740

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,355,879
Orange County Industrial Development Authority(e),(f)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018A
07/01/2048	4.000%	9,840,000	6,194,083
Palm Beach County Health Facilities Authority
Prerefunded 12/01/24 Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,778,025
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	773,961
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,919,912
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	8,044,322
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,723,534
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	4,259,892
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,500,000	2,863,675
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	12,785,000	14,443,726
Total			272,831,791
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 1.2%
City of Atlanta Department of Aviation(e)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2036	4.000%	2,250,000	2,632,950
07/01/2037	4.000%	3,640,000	4,244,604
07/01/2039	4.000%	9,250,000	10,717,235
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
12/01/2053	6.500%	6,600,000	6,969,996
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,531,570
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,865,225
Georgia State Road & Tollway Authority(f),(h)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	511,875
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,511,967
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,266,800
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
12/01/2048	6.250%	2,945,000	3,161,369
Total			39,413,591
Hawaii 0.1%
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,441,206
11/15/2037	5.250%	1,945,000	2,151,831
Total			3,593,037

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.7%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	4,018,504
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	10,051,058
10/01/2044	8.000%	5,635,000	6,171,677
10/01/2049	8.125%	4,365,000	4,788,711
Total			25,029,950
Illinois 11.7%
Chicago Board of Education(f)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	13,957,038
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	5,831,750
Chicago Midway International Airport(e)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	11,175,600
Series 2016A
01/01/2033	4.000%	3,500,000	3,849,300
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	8,990,134
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2047	5.000%	7,000,000	8,192,100
01/01/2052	5.000%	17,620,000	20,527,300
Series 2015C
01/01/2046	5.000%	12,525,000	14,268,730
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,835,384
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	8,472,217
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,148,980
01/01/2034	5.000%	1,000,000	1,146,120
01/01/2036	5.000%	1,000,000	1,140,290
City of Chicago
Unlimited General Obligation Bonds
Series 2015A
01/01/2039	5.500%	1,500,000	1,726,860
Series 2017A
01/01/2038	6.000%	13,080,000	16,151,707
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	4,200,000	4,720,002
01/01/2033	5.250%	10,250,000	11,453,452
Series 2005D
01/01/2040	5.500%	2,000,000	2,298,940
Series 2007E
01/01/2042	5.500%	1,000,000	1,145,860
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,414,588
01/01/2039	5.000%	2,970,000	3,327,944
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,434,120
01/01/2044	5.000%	4,000,000	4,430,040
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,140,223
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,138,230
11/01/2039	5.000%	2,000,000	2,256,360
11/01/2044	5.000%	2,850,000	3,195,335
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	10,904,094

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2023	8.250%	1,420,000	1,693,407
Illinois Finance Authority
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	5,550,000	5,933,116
Refunding Revenue Bonds
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	5,467,550
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	23,138,144
Series 2015B
11/15/2039	5.000%	6,590,000	7,546,209
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	10,610,156
Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,877,890
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	5,000,000	5,121,550
10/01/2041	3.000%	2,745,000	2,809,041
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,823,100
01/01/2039	5.000%	5,000,000	5,798,550
Series 2019A
01/01/2044	4.000%	5,000,000	5,757,050
Metropolitan Pier & Exposition Authority(h)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	7,256,860
Metropolitan Pier & Exposition Authority(i)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,639,736
06/15/2050	5.000%	3,000,000	3,601,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	7,725,000	8,972,124
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	18,556,880
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	15,000,000	16,007,250
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,729,074
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,544,760
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,542,760
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	8,342,472
Series 2019C
11/01/2042	4.000%	9,925,000	10,859,637
11/01/2043	4.000%	3,000,000	3,277,230
11/01/2044	4.000%	2,000,000	2,176,940
Series 2013
07/01/2038	5.500%	4,125,000	4,548,679
Series 2013A
04/01/2036	5.000%	8,000,000	8,624,560
Series 2014
02/01/2039	5.000%	15,000,000	16,382,850
Series 2016
11/01/2030	5.000%	5,975,000	6,997,741
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	7,196,700
Total			398,106,544

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 0.2%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,247,956
11/15/2041	5.750%	5,655,000	6,003,970
Total			7,251,926
Iowa 1.3%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	534,845
08/01/2038	5.000%	500,000	531,265
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	10,471,382
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	27,500,000	33,224,125
Total			44,761,617
Kansas 1.0%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	33,620,280
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	2,023,595
Kentucky Municipal Power Agency(i)
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,291,280
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	6,600,000	7,662,534
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,495,380
Total			13,472,789
Louisiana 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	6,250,000	6,486,063
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	29,272
05/15/2041	4.000%	25,000	29,272
05/15/2047	5.000%	15,000	18,469
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,366,459
Series 2017
05/15/2036	5.000%	1,750,000	2,081,660
05/15/2046	5.000%	15,000,000	17,465,400
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,650,600
07/01/2052	5.000%	1,600,000	1,871,424
Louisiana Public Facilities Authority(e)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	17,695,000	19,523,601
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	4,344,132
Series 2015B
01/01/2045	5.000%	21,150,000	24,020,266
Total			78,886,618

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.3%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	3,160,440
09/01/2042	3.350%	3,000,000	3,150,900
Revenue Bonds
Series 2019C
09/01/2034	2.700%	10,765,000	11,107,865
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,650,838
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,438,540
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	7,895,512
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	8,089,331
Total			42,493,426
Massachusetts 1.9%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,799,195
01/01/2030	5.500%	2,500,000	3,400,925
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,926,690
Series 2008B
07/01/2027	5.250%	710,000	924,647
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,386,060
Massachusetts Development Finance Agency(g)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	4,605,000	3,453,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(h)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	767,588	224,642
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	7,308,403
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	3,088,660
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	4,500,000	4,872,735
Series 2016J
07/01/2033	3.500%	3,725,000	3,918,626
Revenue Bonds
Education Loan
Series 2014-I
01/01/2025	5.000%	6,000,000	7,031,280
01/01/2027	5.000%	3,000,000	3,490,140
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,334,780
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	10,875,300
Massachusetts Port Authority(e)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,682,145
Massachusetts State College Building Authority(h)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,894,250
Total			63,612,228

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 5.8%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	13,047,023
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2036	5.000%	4,105,000	4,299,946
07/01/2041	5.250%	8,765,000	9,224,900
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,341,876
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	18,140,454
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	10,311,320
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,227,953
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,291,360
Trinity Health Credit Group
Series 2019
12/01/2038	4.000%	3,250,000	3,789,208
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	19,387,298
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	4,906,748
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	8,306,400
07/01/2035	5.000%	4,830,000	5,645,207
Senior Lien - Great Lakes Water Authority
Series 2014C-1
07/01/2044	5.000%	2,000,000	2,152,080
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity Health Credit Group
Series 2019
12/01/2040	4.000%	6,000,000	6,955,140
Michigan Finance Authority(e)
Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-2
07/01/2044	5.000%	1,500,000	1,606,710
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	5,518,600
Series 2019B
12/01/2034	2.700%	6,725,000	6,956,676
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/2021	7.000%	2,505,000	2,682,179
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	9,695,840
06/30/2048	5.000%	3,000,000	3,575,670
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,164,350
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,641,956
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	2,056,746
Wayne County Airport Authority(e)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	13,667,095
Revenue Bonds
Series 2017B
12/01/2047	5.000%	1,000,000	1,195,010
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	21,445,000	25,301,026

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	605,000	677,963
Total			195,766,734
Minnesota 3.1%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	11,775,000	12,075,851
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	4,000,000	4,150,920
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2048	4.000%	5,000,000	5,637,200
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	1,112,150
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,102,266
11/15/2040	5.000%	935,000	1,145,132
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,601,020
Southern Minnesota Municipal Power Agency(h)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	26,962,100
01/01/2023	0.000%	26,500,000	25,673,200
01/01/2025	0.000%	17,500,000	16,455,950
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	7,135,000	6,700,265
Total			104,616,054
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 0.2%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,712,060
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	3,270,000	3,620,871
Total			6,332,931
Missouri 1.8%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	587,160
03/01/2036	5.000%	1,250,000	1,454,662
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,594,816
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/2031	5.750%	1,730,000	1,802,868
02/01/2041	6.000%	2,600,000	2,711,410
Series 2014
02/01/2035	5.000%	7,350,000	8,134,612
02/01/2044	5.000%	12,725,000	13,910,588
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,527,217
05/15/2042	5.250%	2,290,000	2,595,807
Missouri Development Finance Board(e)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999
03/15/2029	5.200%	6,385,000	8,239,779
Missouri Housing Development Commission(i)
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,500,000	1,501,545
11/01/2045	2.700%	1,200,000	1,200,708

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	17

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	11,096,800
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	3,045,322
Total			62,403,294
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,168,679
Nebraska 2.1%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2028	5.000%	2,025,000	2,304,106
05/15/2029	5.000%	2,125,000	2,412,130
05/15/2030	5.000%	2,000,000	2,263,640
05/15/2036	5.000%	1,000,000	1,121,530
05/15/2044	5.000%	6,400,000	7,098,240
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	14,310,625
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
01/01/2049	4.000%	20,595,000	22,595,598
Series 2019
01/01/2044	4.000%	7,500,000	8,261,775
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	3,000,000	3,209,700
Revenue Bonds
Series 2018-C (GNMA)
09/01/2038	3.750%	3,980,000	4,315,156
Series 2019D
09/01/2042	3.050%	1,655,000	1,696,077
Total			69,588,577
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.3%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,701,125
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,323,201
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,720,757
State of Nevada Department of Business & Industry(f)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,085,752
Series 2018A
12/15/2038	5.000%	835,000	879,113
Total			8,709,948
New Hampshire 0.6%
National Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,800,000	11,746,672
New Hampshire Business Finance Authority(f)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,699,234
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,696,714
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	6.125%	1,750,000	1,957,358
07/01/2042	6.250%	1,000,000	1,115,690
Total			20,215,668

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 3.7%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,085,848
Middlesex County Improvement Authority(g)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	150,000	183,827
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	17,715,520
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	6,276,550
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,931,037
Revenue Bonds
Lions Gate Project
Series 2014
01/01/2034	5.000%	1,000,000	1,045,760
01/01/2044	5.250%	750,000	784,410
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	7,200,000	7,798,968
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,451,363
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,974,478
New Jersey Economic Development Authority(e)
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999
09/15/2023	5.125%	5,000,000	5,375,100
09/15/2029	5.250%	2,500,000	2,734,300
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	6,477,955
Transportation System
Series 2018-A
12/15/2034	5.000%	6,000,000	7,293,180
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
12/15/2032	5.000%	2,600,000	3,232,424
12/15/2039	5.000%	1,400,000	1,703,408
Revenue Bonds
Series 2019BB
06/15/2050	5.000%	10,000,000	11,765,500
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	4,134,795
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,653,172
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,736,580
Series 2017G
01/01/2043	4.000%	12,000,000	13,729,800
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	3,047,300
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	8,403,647
06/01/2046	5.250%	2,000,000	2,371,340
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	4,401,525
Total			126,307,802
New Mexico 0.5%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2049	5.000%	3,375,000	3,844,058
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2019F Class I
07/01/2044	3.050%	5,000,000	5,185,650
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	2,190,000	2,335,022
07/01/2039	3.350%	1,835,000	1,965,505
07/01/2044	3.600%	3,820,000	4,100,617
Total			17,430,852

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	19

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 3.8%
Build NYC Resource Corp.(e),(f)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	500,000	542,795
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,237,440
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	8,278,320
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2038	4.000%	7,000,000	8,196,790
New York City Water & Sewer System
Revenue Bonds
2nd General Resolution
Series 2019CC-1
06/15/2041	4.000%	5,000,000	5,886,300
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	2,008,223
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2045	4.000%	1,000,000	1,121,110
Series 2019A3
03/15/2041	5.000%	15,000,000	18,916,500
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,747,630
New York State Dormitory Authority(i)
Revenue Bonds
Series 2020A
07/01/2053	4.000%	4,000,000	4,609,560
New York Transportation Development Corp.(e)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018
01/01/2036	4.000%	10,050,000	11,249,869
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines, Inc., LaGuardia
Series 2018
01/01/2036	5.000%	2,000,000	2,430,700
Laguardia Airport Terminal B Redevelopment Project
Series 2016
01/01/2050	5.250%	7,500,000	8,566,650
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2046	4.000%	6,000,000	6,444,120
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Series 2016-197
11/15/2033	5.000%	6,545,000	7,981,366
Revenue Bonds
Consolidated 218
Series 2019
11/01/2037	4.000%	4,000,000	4,663,240
11/01/2041	4.000%	1,000,000	1,151,970
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	12,573,421
Ulster County Capital Resource Corp.(f)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,582,424
09/15/2047	5.250%	3,025,000	3,136,169
09/15/2053	5.250%	6,240,000	6,445,109
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,544,400
Total			129,314,106
North Carolina 1.1%
Durham Housing Authority(e)
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,938,288	3,323,262
North Carolina Department of Transportation(e)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	10,000,000	11,246,300
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,128,704

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019A
07/01/2044	5.000%	1,100,000	1,270,764
Revenue Bonds
Twin Lakes Community
Series 2019A
01/01/2049	5.000%	3,000,000	3,509,040
North Carolina Medical Care Commission(i)
Revenue Bonds
REX Health Care
Series 2020A
07/01/2049	4.000%	6,000,000	6,853,380
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	6,000,000	7,371,240
North Carolina Turnpike Authority(h)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	323,390
07/01/2034	0.000%	1,135,000	658,709
Triangle Expressway System
Series 2019
01/01/2042	0.000%	3,500,000	1,896,510
Total			38,581,299
North Dakota 0.5%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	2,100,000	2,165,625
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	2,295,000	2,430,359
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	9,990,000	10,922,567
Total			15,518,551
Ohio 2.8%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	14,156,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	17,000,000	17,072,930
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,509,401
08/01/2041	5.250%	6,900,000	7,264,665
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	15,253,000
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	625,000	634,356
Lake County Port & Economic Development Authority(f)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	6.500%	6,000,000	5,591,940
Ohio Air Quality Development Authority(e),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	1,121,580
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,726,930
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	5,220,360
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	11,071,259
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,298,035

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	21

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,395,450
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,527,537	1,527,629
Total			94,843,775
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,277,660
Oregon 0.4%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,589,310
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,528,182
Port of Portland Airport(e)
Revenue Bonds
Series 2017-24B
07/01/2034	5.000%	1,355,000	1,634,144
07/01/2042	5.000%	2,000,000	2,369,100
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	5,400,000	5,689,440
Total			14,810,176
Pennsylvania 8.4%
Bucks County Industrial Development Authority
Revenue Bonds
St. Luke’s University Health Network
Series 2019
08/15/2050	4.000%	4,000,000	4,385,640
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,239,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	3,015,650
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	8,840,000	9,791,272
Dauphin County Industrial Development Authority(e)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,400,000	4,106,180
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,422,430
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,423,591
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,684,360
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	11,150,000	12,577,980
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	2,260,440
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	21,750,200
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	33,602,100
Pennsylvania Economic Development Financing Authority(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	6,139,200

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,625,000	1,885,634
06/30/2042	5.000%	29,375,000	33,781,837
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,328,040
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	17,073,280
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	8,107,147
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/2045	5.250%	25,295,000	29,664,711
Series 2016A-1
12/01/2046	5.000%	10,000,000	11,578,400
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,457,700
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	17,869,050
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	8,541,400
Subordinated Series 2019A
12/01/2049	4.000%	5,700,000	6,350,256
Subordinated Revenue Bonds
Series 2014A-1
12/01/2043	5.000%	16,940,000	19,235,709
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,334,904
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,230,100
Series 2018B
09/01/2043	5.000%	985,000	1,193,564
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westmoreland County Municipal Authority(h)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,933,500
Total			285,963,575
Puerto Rico 0.2%
Puerto Rico Public Finance Corp.(j)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	582,638
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,192,228
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,359,487
Puerto Rico Sales Tax Financing Corp.(h),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	7,500,000	2,191,275
Total			7,325,628
South Carolina 1.3%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	11,070,000	13,152,378
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	590,000	614,715
11/01/2033	7.000%	910,000	1,019,273
11/01/2045	7.250%	3,935,000	4,383,196
South Carolina Ports Authority(e)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	13,675,000	16,662,714
Revenue Bonds
Series 2018
07/01/2048	5.000%	4,260,000	5,114,769
07/01/2055	5.000%	1,380,000	1,636,142
Total			42,583,187

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	23

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.6%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,922,400
11/01/2045	5.000%	6,920,000	7,938,416
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,818,070
Total			18,678,886
Tennessee 1.4%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,496,430
10/01/2035	5.000%	645,000	738,802
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,221,730
07/01/2040	4.000%	7,200,000	7,879,680
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2019
10/01/2058	5.250%	2,600,000	3,173,924
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,951,036
Series 2017A
07/01/2048	5.000%	1,665,000	1,965,183
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2054	5.750%	12,000,000	12,194,520
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,135,000	1,212,838
07/01/2042	3.600%	750,000	808,238
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Issue 3
Series 2018
01/01/2049	3.950%	7,935,000	8,632,963
Total			47,275,344
Texas 9.3%
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,973,618
Series 2016
01/01/2046	5.000%	9,835,000	11,461,414
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,468,810
Central Texas Regional Mobility Authority(h)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,851,580
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A
08/15/2041	5.000%	16,075,000	17,401,830
Subordinated Series 2015C
08/15/2042	5.000%	14,730,000	16,821,513
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2037	5.000%	10,000,000	11,472,400
City of Austin Airport System(e)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,190,360
11/15/2046	5.000%	3,000,000	3,543,930
Series 2019B
11/15/2044	5.000%	6,500,000	8,055,385
City of Houston Airport System(e)
Refunding Revenue Bonds
Special Facilities-United Airlines
Series 2011A
07/15/2030	6.500%	5,555,000	5,922,241
United Airlines, Inc.
Series 2014
07/01/2029	5.000%	4,000,000	4,498,160

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,343,244
08/15/2042	5.000%	5,575,000	5,977,404
Series 2013
08/15/2033	6.000%	990,000	1,144,935
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,440,550
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	11,926,950
Series 2015A
12/01/2035	5.000%	2,200,000	2,456,916
12/01/2045	5.000%	1,100,000	1,207,789
Dallas Love Field(e)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	899,903
11/01/2035	5.000%	1,000,000	1,197,280
Dallas/Fort Worth International Airport(e)
Refunding Revenue Bonds
Series 2014A
11/01/2032	5.000%	3,400,000	3,825,272
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,197,530
03/01/2031	5.000%	1,195,000	1,419,206
03/01/2034	5.000%	645,000	761,197
03/01/2040	4.000%	2,945,000	3,179,481
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,512,360
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Harmony Public Schools
Series 2011A
05/15/2041	6.875%	4,045,000	4,349,265
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,918,181
Revenue Bonds
Bridgemoor Plano Project
12/01/2053	7.250%	10,000,000	10,844,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	1,030,190
07/01/2046	5.000%	7,235,000	7,669,534
07/01/2051	4.750%	6,745,000	6,997,330
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,785,558
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,265,628
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	2,150,380
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	963,650
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,735,413
Series 2019A
01/01/2037	4.000%	15,000,000	17,471,400
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2032	5.000%	4,905,000	6,277,664
08/15/2033	4.000%	2,535,000	3,027,753
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	424,597
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,381,220
11/15/2044	7.750%	2,800,000	3,319,456
Sanger Industrial Development Corp.(e),(f),(g)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,661,250

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	25

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,733,250
10/01/2049	5.000%	1,870,000	2,034,897
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	3,665,000	4,308,537
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,014,320
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	4,067,175
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	4,000,000	4,734,040
Senior Lien - Blueridge Transportation
Series 2016
12/31/2050	5.000%	7,750,000	8,811,053
12/31/2055	5.000%	13,250,000	15,016,092
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,371,240
University of Texas System (The)
Revenue Bonds
Series 2019B
08/15/2049	5.000%	17,000,000	27,214,450
Total			314,728,881
Utah 0.7%
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A
07/01/2036	5.000%	4,000,000	4,857,480
07/01/2047	5.000%	11,500,000	13,661,770
Series 2018-A
07/01/2048	5.000%	3,000,000	3,617,190
Total			22,136,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.2%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	4,094,720
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,149,910
06/15/2031	5.000%	800,000	919,688
06/15/2033	5.000%	500,000	571,980
Loudoun County Economic Development Authority(h)
Revenue Bonds
Howard Hughes Medical Institute
Series 2019
07/01/2049	0.000%	17,045,000	6,803,512
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2026	6.625%	2,145,000	2,237,278
Virginia Small Business Financing Authority(e)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2056	5.000%	20,300,000	23,502,934
Total			39,280,022
Washington 2.3%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,592,144
09/01/2032	5.250%	1,000,000	1,031,010
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	3,205,276
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,399,931
12/01/2045	6.250%	2,500,000	2,677,575
Port of Seattle(e)
Revenue Bonds
Series 2018A
05/01/2043	5.000%	8,000,000	9,504,320
State of Washington
Unlimited General Obligation Notes
Series 2019A
08/01/2040	5.000%	9,490,000	12,149,478

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	11,731,965
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,554,143
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,099,457
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	807,468
07/01/2035	6.750%	550,000	606,854
07/01/2045	7.000%	1,800,000	1,978,470
07/01/2050	7.000%	1,250,000	1,370,837
Washington State Housing Finance Commission(f)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	2,475,000	2,677,381
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,500,000	10,164,525
10/01/2047	6.750%	1,000,000	1,072,550
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	770,000	800,253
01/01/2035	5.750%	575,000	622,346
01/01/2045	6.000%	2,325,000	2,522,718
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	400,000	422,548
01/01/2028	5.000%	1,030,000	1,108,084
01/01/2033	5.000%	1,315,000	1,403,578
01/01/2043	5.250%	3,870,000	4,121,782
Total			77,624,693
West Virginia 0.7%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	5,437,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	19,544,085
Total			24,981,785
Wisconsin 1.5%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,714,907
Public Finance Authority(f)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	920,885
05/15/2047	5.250%	1,105,000	1,235,180
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,713,495
08/15/2034	5.250%	8,000,000	9,176,560
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/2046	4.000%	5,000,000	5,535,900
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	2,313,318
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	2,468,025
07/01/2053	4.125%	5,000,000	5,304,750
Series 2018B
07/01/2038	4.375%	1,250,000	1,321,387
07/01/2043	4.500%	1,375,000	1,449,759
07/01/2048	5.000%	500,000	538,300
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,941,850
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019A (FNMA)
09/01/2035	3.500%	5,000,000	5,446,300
Total			52,080,616

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	27

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyoming 0.2%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	8,302,924
Total Municipal Bonds (Cost $3,103,070,486)			3,349,913,719

Municipal Bonds Held in Trust 0.7%

North Carolina 0.7%
North Carolina Medical Care Commission Health Care Facilities(k)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2049	4.000%	20,600,000	23,373,687
Total Municipal Bonds Held in Trust (Cost $22,848,201)			23,373,687
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(l)	201,345	201,365
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(l)	3,516,883	3,516,883
Total Money Market Funds (Cost $3,718,221)		3,718,248
Total Investments in Securities (Cost $3,153,361,515)		3,400,719,599
Other Assets & Liabilities, Net		(11,968,698)
Net Assets		$3,388,750,901

Notes to Portfolio of Investments
(a)	Valuation based on significant unobservable inputs.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Multi-Sector Municipal Income ETF
	—	274,473	—	274,473	—	63,129	—	6,035,661

(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $120,622,560, which represents 3.56% of total net assets.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2020, the total value of these securities amounted to $12,151,615, which represents 0.36% of total net assets.
(h)	Zero coupon bond.
(i)	Represents a security purchased on a when-issued basis.
(j)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2020, the total value of these securities amounted to $7,325,628, which represents 0.22% of total net assets.
(k)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts, which are in the form of inverse floating rate securities. The trusts funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Tax-Exempt Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	—	453,284	453,284
Exchange-Traded Fixed Income Funds	6,035,661	—	—	6,035,661
Floating Rate Notes	—	17,225,000	—	17,225,000
Municipal Bonds	—	3,349,913,719	—	3,349,913,719
Municipal Bonds Held in Trust	—	23,373,687	—	23,373,687
Money Market Funds	3,718,248	—	—	3,718,248
Total Investments in Securities	9,753,909	3,390,512,406	453,284	3,400,719,599
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	29

Statement of Assets and Liabilities
January 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,147,388,983)	$3,394,683,938
Affiliated issuers (cost $5,972,532)	6,035,661
Cash	2,541
Receivable for:
Investments sold	3,325,550
Capital shares sold	10,557,964
Interest	30,484,999
Prepaid expenses	10,947
Trustees’ deferred compensation plan	628,532
Other assets	21,582
Total assets	3,445,751,714
Liabilities
Short-term floating rate notes outstanding	15,450,000
Payable for:
Investments purchased on a delayed delivery basis	24,249,372
Capital shares purchased	6,785,202
Distributions to shareholders	9,568,502
Management services fees	40,711
Distribution and/or service fees	15,375
Transfer agent fees	184,493
Compensation of board members	43,180
Compensation of chief compliance officer	143
Other expenses	35,303
Trustees’ deferred compensation plan	628,532
Total liabilities	57,000,813
Net assets applicable to outstanding capital stock	$3,388,750,901
Represented by
Paid in capital	3,145,988,679
Total distributable earnings (loss)	242,762,222
Total - representing net assets applicable to outstanding capital stock	$3,388,750,901
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Tax-Exempt Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
January 31, 2020 (Unaudited)
Class A
Net assets	$2,558,610,739
Shares outstanding	185,074,860
Net asset value per share	$13.82
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.25
Advisor Class
Net assets	$25,405,882
Shares outstanding	1,838,012
Net asset value per share	$13.82
Class C
Net assets	$61,583,882
Shares outstanding	4,456,033
Net asset value per share	$13.82
Institutional Class
Net assets	$676,726,318
Shares outstanding	48,944,151
Net asset value per share	$13.83
Institutional 2 Class
Net assets	$45,939,427
Shares outstanding	3,321,938
Net asset value per share	$13.83
Institutional 3 Class
Net assets	$20,484,653
Shares outstanding	1,477,469
Net asset value per share	$13.86
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	31

Statement of Operations
Six Months Ended January 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$58,828
Interest	68,050,304
Total income	68,109,132
Expenses:
Management services fees	7,492,253
Distribution and/or service fees
Class A	2,564,866
Class C	289,719
Transfer agent fees
Class A	889,648
Advisor Class	8,052
Class C	21,165
Institutional Class	241,680
Institutional 2 Class	10,932
Institutional 3 Class	767
Compensation of board members	36,975
Custodian fees	8,957
Printing and postage fees	61,806
Registration fees	68,566
Audit fees	17,409
Legal fees	37,635
Interest on inverse floater program	91,679
Compensation of chief compliance officer	645
Other	66,645
Total expenses	11,909,399
Fees waived by distributor
Class C	(30,435)
Expense reduction	(3,302)
Total net expenses	11,875,662
Net investment income	56,233,470
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	15,166,681
Futures contracts	(3,536,017)
Net realized gain	11,630,664
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	54,226,318
Investments — affiliated issuers	63,129
Net change in unrealized appreciation (depreciation)	54,289,447
Net realized and unrealized gain	65,920,111
Net increase in net assets resulting from operations	$122,153,581
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Tax-Exempt Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
Operations
Net investment income	$56,233,470	$127,896,866
Net realized gain	11,630,664	5,819,858
Net change in unrealized appreciation (depreciation)	54,289,447	80,250,915
Net increase in net assets resulting from operations	122,153,581	213,967,639
Distributions to shareholders
Net investment income and net realized gains
Class A	(55,439,642)	(107,554,985)
Advisor Class	(527,929)	(767,489)
Class C	(1,120,394)	(2,306,645)
Institutional Class	(15,697,208)	(33,538,246)
Institutional 2 Class	(873,671)	(311,942)
Institutional 3 Class	(430,592)	(525,035)
Total distributions to shareholders	(74,089,436)	(145,004,342)
Decrease in net assets from capital stock activity	(96,478,389)	(148,964,746)
Total decrease in net assets	(48,414,244)	(80,001,449)
Net assets at beginning of period	3,437,165,145	3,517,166,594
Net assets at end of period	$3,388,750,901	$3,437,165,145
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	33

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2020 (Unaudited)		July 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,645,601	63,658,370	8,499,687	113,164,962
Distributions reinvested	3,802,234	52,080,884	7,531,359	100,322,587
Redemptions	(10,325,524)	(141,451,000)	(26,978,991)	(358,134,010)
Net decrease	(1,877,689)	(25,711,746)	(10,947,945)	(144,646,461)
Advisor Class
Subscriptions	414,120	5,670,732	1,107,511	14,714,485
Distributions reinvested	38,514	527,502	57,452	766,484
Redemptions	(185,089)	(2,536,103)	(624,279)	(8,299,068)
Net increase	267,545	3,662,131	540,684	7,181,901
Class C
Subscriptions	574,475	7,882,842	603,112	8,072,681
Distributions reinvested	74,201	1,015,689	156,092	2,077,491
Redemptions	(530,005)	(7,249,683)	(1,826,850)	(24,296,605)
Net increase (decrease)	118,671	1,648,848	(1,067,646)	(14,146,433)
Institutional Class
Subscriptions	4,010,279	54,978,545	10,960,209	145,803,802
Distributions reinvested	526,452	7,212,022	978,691	13,040,245
Redemptions	(12,931,675)	(178,007,038)	(12,665,853)	(167,712,504)
Net decrease	(8,394,944)	(115,816,471)	(726,953)	(8,868,457)
Institutional 2 Class
Subscriptions	2,797,895	38,417,289	326,980	4,358,241
Distributions reinvested	63,778	873,341	23,336	311,492
Redemptions	(198,162)	(2,711,349)	(159,160)	(2,107,683)
Net increase	2,663,511	36,579,281	191,156	2,562,050
Institutional 3 Class
Subscriptions	275,081	3,777,508	912,700	12,171,960
Distributions reinvested	28,720	394,525	35,939	481,761
Redemptions	(73,773)	(1,012,465)	(278,626)	(3,701,067)
Net increase	230,028	3,159,568	670,013	8,952,654
Total net decrease	(6,992,878)	(96,478,389)	(11,340,691)	(148,964,746)
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Tax-Exempt Fund | Semiannual Report 2020

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Columbia Tax-Exempt Fund | Semiannual Report 2020	35

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2020 (Unaudited)	$13.63	0.23	0.26	0.49	(0.23)	(0.07)	(0.30)
Year Ended 7/31/2019	$13.35	0.50	0.34	0.84	(0.55)	(0.01)	(0.56)
Year Ended 7/31/2018	$13.60	0.53	(0.25)	0.28	(0.53)	—	(0.53)
Year Ended 7/31/2017	$14.25	0.55	(0.66)	(0.11)	(0.54)	—	(0.54)
Year Ended 7/31/2016	$13.84	0.56	0.41	0.97	(0.56)	—	(0.56)
Year Ended 7/31/2015	$13.82	0.59	0.02	0.61	(0.59)	—	(0.59)
Advisor Class
Six Months Ended 1/31/2020 (Unaudited)	$13.63	0.24	0.26	0.50	(0.24)	(0.07)	(0.31)
Year Ended 7/31/2019	$13.35	0.52	0.35	0.87	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.57	(0.65)	(0.08)	(0.57)	—	(0.57)
Year Ended 7/31/2016	$13.84	0.59	0.41	1.00	(0.59)	—	(0.59)
Year Ended 7/31/2015	$13.82	0.62	0.01	0.63	(0.61)	—	(0.61)
Class C
Six Months Ended 1/31/2020 (Unaudited)	$13.63	0.18	0.26	0.44	(0.18)	(0.07)	(0.25)
Year Ended 7/31/2019	$13.35	0.41	0.35	0.76	(0.47)	(0.01)	(0.48)
Year Ended 7/31/2018	$13.60	0.44	(0.25)	0.19	(0.44)	—	(0.44)
Year Ended 7/31/2017	$14.24	0.46	(0.65)	(0.19)	(0.45)	—	(0.45)
Year Ended 7/31/2016	$13.84	0.47	0.40	0.87	(0.47)	—	(0.47)
Year Ended 7/31/2015	$13.82	0.51	0.01	0.52	(0.50)	—	(0.50)
Institutional Class
Six Months Ended 1/31/2020 (Unaudited)	$13.64	0.24	0.26	0.50	(0.24)	(0.07)	(0.31)
Year Ended 7/31/2019	$13.35	0.52	0.36	0.88	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.57	(0.65)	(0.08)	(0.57)	—	(0.57)
Year Ended 7/31/2016	$13.84	0.59	0.41	1.00	(0.59)	—	(0.59)
Year Ended 7/31/2015	$13.82	0.62	0.01	0.63	(0.61)	—	(0.61)
Institutional 2 Class
Six Months Ended 1/31/2020 (Unaudited)	$13.64	0.24	0.26	0.50	(0.24)	(0.07)	(0.31)
Year Ended 7/31/2019	$13.35	0.52	0.36	0.88	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.58	(0.66)	(0.08)	(0.57)	—	(0.57)
Year Ended 7/31/2016	$13.84	0.60	0.41	1.01	(0.60)	—	(0.60)
Year Ended 7/31/2015	$13.82	0.63	0.01	0.64	(0.62)	—	(0.62)
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Tax-Exempt Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2020 (Unaudited)	—	$13.82	3.63%	0.73%(c),(d)	0.73%(c),(d),(e)	3.28%(c)	14%	$2,558,611
Year Ended 7/31/2019	—	$13.63	6.51%	0.73%	0.73%	3.74%	20%	$2,548,777
Year Ended 7/31/2018	—	$13.35	2.08%	0.72%	0.72%(e)	3.93%	17%	$2,642,009
Year Ended 7/31/2017	—	$13.60	(0.70%)	0.72%(f),(g)	0.72%(e),(f),(g)	3.98%	13%	$2,882,268
Year Ended 7/31/2016	—	$14.25	7.19%	0.76%(f)	0.76%(e),(f)	4.04%	14%	$3,344,274
Year Ended 7/31/2015	0.00(h)	$13.84	4.41%(i)	0.77%(f)	0.77%(e),(f)	4.21%	13%	$3,238,956
Advisor Class
Six Months Ended 1/31/2020 (Unaudited)	—	$13.82	3.73%	0.53%(c),(d)	0.53%(c),(d),(e)	3.48%(c)	14%	$25,406
Year Ended 7/31/2019	—	$13.63	6.72%	0.53%	0.53%	3.93%	20%	$21,407
Year Ended 7/31/2018	—	$13.35	2.29%	0.52%	0.52%(e)	4.16%	17%	$13,745
Year Ended 7/31/2017	—	$13.60	(0.50%)	0.52%(f),(g)	0.52%(e),(f),(g)	4.20%	13%	$6,997
Year Ended 7/31/2016	—	$14.25	7.40%	0.56%(f)	0.56%(e),(f)	4.23%	14%	$5,303
Year Ended 7/31/2015	0.00(h)	$13.84	4.62%(i)	0.57%(f)	0.57%(e),(f)	4.42%	13%	$1,634
Class C
Six Months Ended 1/31/2020 (Unaudited)	—	$13.82	3.29%	1.49%(c),(d)	1.39%(c),(d),(e)	2.63%(c)	14%	$61,584
Year Ended 7/31/2019	—	$13.63	5.82%	1.48%	1.38%	3.09%	20%	$59,114
Year Ended 7/31/2018	—	$13.35	1.42%	1.47%	1.37%(e)	3.27%	17%	$72,134
Year Ended 7/31/2017	—	$13.60	(1.27%)	1.47%(f),(g)	1.37%(e),(f),(g)	3.33%	13%	$105,081
Year Ended 7/31/2016	—	$14.24	6.42%	1.51%(f)	1.41%(e),(f)	3.38%	14%	$120,031
Year Ended 7/31/2015	0.00(h)	$13.84	3.80%(i)	1.52%(f)	1.36%(e),(f)	3.63%	13%	$99,273
Institutional Class
Six Months Ended 1/31/2020 (Unaudited)	—	$13.83	3.73%	0.53%(c),(d)	0.53%(c),(d),(e)	3.48%(c)	14%	$676,726
Year Ended 7/31/2019	—	$13.64	6.80%	0.53%	0.53%	3.94%	20%	$781,834
Year Ended 7/31/2018	—	$13.35	2.29%	0.52%	0.52%(e)	4.13%	17%	$775,309
Year Ended 7/31/2017	—	$13.60	(0.50%)	0.52%(f),(g)	0.52%(e),(f),(g)	4.18%	13%	$807,282
Year Ended 7/31/2016	—	$14.25	7.40%	0.56%(f)	0.56%(e),(f)	4.24%	14%	$837,239
Year Ended 7/31/2015	0.00(h)	$13.84	4.62%(i)	0.57%(f)	0.57%(e),(f)	4.41%	13%	$752,369
Institutional 2 Class
Six Months Ended 1/31/2020 (Unaudited)	—	$13.83	3.73%	0.53%(c),(d)	0.53%(c),(d)	3.50%(c)	14%	$45,939
Year Ended 7/31/2019	—	$13.64	6.81%	0.52%	0.52%	3.94%	20%	$8,978
Year Ended 7/31/2018	—	$13.35	2.29%	0.51%	0.51%	4.16%	17%	$6,239
Year Ended 7/31/2017	—	$13.60	(0.47%)	0.51%(f),(g)	0.51%(f),(g)	4.21%	13%	$1,990
Year Ended 7/31/2016	—	$14.25	7.47%	0.50%(f)	0.50%(f)	4.30%	14%	$893
Year Ended 7/31/2015	0.00(h)	$13.84	4.69%(i)	0.50%(f)	0.50%(f)	4.51%	13%	$622
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	37

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2020 (Unaudited)	$13.67	0.24	0.27	0.51	(0.25)	(0.07)	(0.32)
Year Ended 7/31/2019	$13.39	0.53	0.35	0.88	(0.59)	(0.01)	(0.60)
Year Ended 7/31/2018	$13.64	0.57	(0.26)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017(j)	$13.45	0.23	0.19(k)	0.42	(0.23)	—	(0.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
07/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Rounds to zero.
(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.03%.
(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(k)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Tax-Exempt Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2020 (Unaudited)	—	$13.86	3.76%	0.47%(c),(d)	0.47%(c),(d)	3.54%(c)	14%	$20,485
Year Ended 7/31/2019	—	$13.67	6.78%	0.47%	0.47%	3.97%	20%	$17,056
Year Ended 7/31/2018	—	$13.39	2.35%	0.47%	0.47%	4.25%	17%	$7,731
Year Ended 7/31/2017(j)	—	$13.64	3.17%	0.49%(c),(f)	0.49%(c),(f)	4.19%(c)	13%	$71
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2020	39

Notes to Financial Statements
January 31, 2020 (Unaudited)
Note 1. Organization
Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
40	Columbia Tax-Exempt Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense
Columbia Tax-Exempt Fund | Semiannual Report 2020	41

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(3,536,017)
42	Columbia Tax-Exempt Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	8,337,627
Futures contracts — short	17,138,149

*	Based on the ending daily outstanding amounts for the six months ended January 31, 2020.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Inverse floater program
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund’s investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption “Short-term floating rate notes outstanding” in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at January 31, 2020 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended January 31, 2020, the average value of short-term floating rate notes outstanding was $15,450,000 and the annualized average interest rate and fees related to these short-term floating rate notes were 1.21% and 0.49%, respectively.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Columbia Tax-Exempt Fund | Semiannual Report 2020	43

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2020 was 0.44% of the Fund’s average daily net assets.
44	Columbia Tax-Exempt Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $3,302.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Tax-Exempt Fund | Semiannual Report 2020	45

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	547,341
Class C	—	1.00(b)	508

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through November 30, 2020
Class A	0.80%
Advisor Class	0.60
Class C	1.55
Institutional Class	0.60
Institutional 2 Class	0.59
Institutional 3 Class	0.54
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
46	Columbia Tax-Exempt Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,153,362,000	278,982,000	(31,624,000)	247,358,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $486,813,685 and $631,970,960, respectively, for the six months ended January 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2020.
Columbia Tax-Exempt Fund | Semiannual Report 2020	47

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and disease/virus epidemics. From time to time, certain market segments (such as equity or fixed income), investment styles (such as growth or value), or other investment categories, may fall out of favor which may impair the value of an investment in the Fund. An investment in the Fund could lose money over short or even long periods.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2020, two unaffiliated shareholders of record owned 22.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 37.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
48	Columbia Tax-Exempt Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Tax-Exempt Fund | Semiannual Report 2020	49

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Columbia Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR233_07_K01_(03/20)

SemiAnnual Report
January 31, 2020
Columbia Ultra Short Term Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Ultra Short Term Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Ultra Short Term Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio management
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2016
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	02/20/19	1.22	2.63	1.30	0.92
Advisor Class*	12/03/18	1.19	2.77	1.45	1.07
Institutional Class*	12/03/18	1.30	2.90	1.47	1.09
Institutional 3 Class	03/08/04	1.32	2.96	1.58	1.19
Bloomberg Barclays U.S. Short-Term Government/Corporate Index		1.18	2.60	1.37	0.86
The Fund commenced operations on November 23, 2009. The returns shown for periods prior to November 23, 2009 are the returns of CMG Ultra Short Term Bond Fund, the predecessor to the Fund and a series of Columbia Funds Institutional Trust. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2020)
Asset-Backed Securities — Non-Agency	33.7
Commercial Mortgage-Backed Securities - Non-Agency	2.5
Corporate Bonds & Notes	51.9
Foreign Government Obligations	1.0
Money Market Funds	3.0
Residential Mortgage-Backed Securities - Agency	0.0(a)
Residential Mortgage-Backed Securities - Non-Agency	3.0
U.S. Government & Agency Obligations	1.0
U.S. Treasury Obligations	3.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2020)
AAA rating	28.8
AA rating	14.6
A rating	27.1
BBB rating	25.1
Not rated	4.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2019 — January 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.20	1,023.03	2.12	2.14	0.42
Advisor Class	1,000.00	1,000.00	1,011.90	1,023.73	1.42	1.42	0.28
Institutional Class	1,000.00	1,000.00	1,013.00	1,023.78	1.37	1.37	0.27
Institutional 3 Class	1,000.00	1,000.00	1,013.20	1,023.93	1.21	1.22	0.24
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 33.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-1 Class A2
01/17/2023	2.700%	2,885,000	2,909,537
Series 2018-2 Class A
05/15/2023	3.290%	12,000,000	12,233,400
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class B
06/13/2022	3.490%	1,458,480	1,460,349
Subordinated Series 2018-4 Class B
09/12/2022	3.780%	5,000,000	5,020,720
Subordinated Series 2019-2 Class B
05/12/2023	3.050%	4,000,000	4,032,232
Ascentium Equipment Receivables(a)
Series 2019-2A Class A1
11/10/2020	2.150%	14,714,037	14,732,559
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	1,178,273	1,180,122
Series 2019-A Class A
07/15/2022	3.480%	1,422,326	1,428,093
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-2A Class A
12/20/2021	2.630%	8,800,000	8,838,829
Series 2016-1A Class A
06/20/2022	2.990%	1,850,000	1,874,920
CarMax Auto Owner Trust
Series 2019-3 Class A1
08/17/2020	2.257%	1,478,934	1,479,357
Carvana Auto Receivables Trust(a)
Series 2019-1A Class A3
11/15/2022	3.080%	5,075,000	5,111,693
CCG Receivables Trust(a)
Series 20 18-1 Class A2
06/16/2025	2.500%	524,189	525,517
Series 2017-1 Class A2
11/14/2023	1.840%	495,404	495,269
Series 2019-1 Class A2
09/14/2026	2.800%	6,053,592	6,114,418
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% Floor 0.450% 05/15/2029	2.126%	2,072,917	2,072,495
Chesapeake Funding II LLC(a)
Series 2017-4A Class A1
11/15/2029	2.120%	2,769,306	2,774,594
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNH Equipment Trust
Series 20 16-C Class A3
12/15/2021	1.440%	1,617,989	1,615,863
Series 2016-C Class A4
09/15/2023	1.760%	1,985,000	1,982,735
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	245,416	246,348
Series 2019-A Class A
10/16/2023	3.400%	763,814	766,782
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	2,694,361	2,710,950
Daimler Trucks Retail Trust(a)
Series 2018-1 Class A3
07/15/2021	2.850%	6,166,536	6,181,479
DLL Securitization Trust(a)
Series 2017-A Class A3
12/15/2021	2.140%	4,176,698	4,180,479
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	4,000,000	4,038,670
Series 2019-2 Class C
06/16/2025	3.420%	700,000	715,960
Subordinated Series 2018-1 Class D
05/15/2024	3.810%	4,790,000	4,878,413
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	2,325,000	2,397,736
DT Auto Owner Trust(a)
Series 2018-2A Class C
03/15/2024	3.670%	9,429,000	9,510,042
Series 2019-1A Class A
09/15/2022	3.080%	1,152,136	1,155,977
Series 2019-3A Class B
05/15/2023	2.600%	3,650,000	3,678,943
Subordinated Series 2017-4A Class D
07/17/2023	3.470%	5,125,543	5,159,806
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	5,534,829	5,563,799
DT Auto Owner Trust(a),(c)
Series 2020-1A Class A
09/15/2023	1.940%	7,600,000	7,601,608
Enterprise Fleet Financing LLC(a)
Series 2017-3 Class A3
05/20/2023	2.360%	1,548,000	1,559,938
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2 Class A1
08/20/2020	2.267%	4,262,108	4,263,188
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class A
07/15/2022	2.930%	3,746,051	3,757,811
Series 2019-4A Class A
01/17/2023	2.180%	5,609,392	5,618,191
Subordinated Series 2018-4A Class C
09/15/2023	3.970%	7,835,000	7,963,556
Subordinated Series 2019-1A Class B
02/15/2023	3.450%	6,330,000	6,382,094
Fifth Third Auto Trust
Series 2017-1 Class A3
02/15/2022	1.800%	3,762,268	3,761,092
Series 2017-1 Class A4
07/15/2024	2.030%	5,500,000	5,512,940
Ford Credit Auto Lease Trust
Series 2019-B Class A2A
02/15/2022	2.280%	9,275,000	9,307,062
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	11,000,000	11,027,871
Series 2016-1 Class A
08/15/2027	2.310%	12,000,000	12,084,203
Ford Credit Floorplan Master Owner Trust A
Series 2018-3 Class A1
10/15/2023	3.520%	4,092,000	4,220,882
GLS Auto Receivables Issuer Trust(a)
Series 2019-3A Class A
07/17/2023	2.580%	2,655,531	2,669,944
Series 2019-4A Class A
11/15/2023	2.470%	6,932,096	6,957,282
GLS Auto Receivables Issuer Trust(a),(c)
Series 2020-1A Class A
02/15/2024	2.170%	5,000,000	5,001,718
GM Financial Automobile Leasing Trust
Series 2018-3 Class A3
06/21/2021	3.180%	1,785,409	1,794,615
Series 2019-3 Class A1
08/20/2020	2.200%	768,327	768,468
GM Financial Consumer Automobile Receivables Trust
Series 2020-1 Class A1
01/19/2021	1.766%	12,000,000	12,000,000
Hertz Fleet Lease Funding LP(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% Floor 0.650% 04/10/2031	2.327%	2,926,479	2,927,031
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	7,000,000	7,006,017
Series 2015-3A Class A
09/25/2021	2.670%	4,082,000	4,096,584
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3
12/18/2020	1.210%	123,360	123,323
HPEFS Equipment Trust(a)
Series 2019-1A Class B
09/20/2029	2.320%	1,512,000	1,517,678
Hyundai Auto Lease Securitization Trust(a)
Series 2019-B Class A1
08/17/2020	2.180%	1,062,947	1,063,301
John Deere Owner Trust
Series 2017-B Class A3
10/15/2021	1.820%	2,165,130	2,164,612
Kubota Credit Owner Trust(a)
Series 20 18-1A Class A2
02/16/2021	2.800%	474,900	475,256
Series 2018-1A Class A3
08/15/2022	3.100%	2,141,000	2,169,865
Marlette Funding Trust(a)
Series 2019-2A Class A
07/16/2029	3.130%	2,594,276	2,614,019
Series 2020-1A Class A
03/15/2030	2.240%	15,000,000	15,011,537
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	673,326	674,339
NMEF Funding LLC(a)
Series 2019-A Class A
08/15/2026	2.730%	7,139,874	7,155,831
OneMain Direct Auto Receivables Trust(a)
Series 2018-1A Class A
12/16/2024	3.430%	5,939,000	6,014,518
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	5,352,000	5,449,276
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	2,400,000	2,412,562
Series 2019-3A Class A
07/15/2025	3.190%	3,420,191	3,439,663
SCF Equipment Leasing(a)
Series 2019-2A Class A1
06/20/2024	2.220%	6,092,489	6,104,585

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCF Equipment Leasing LLC(a)
Series 2019-1A Class A1
03/20/2023	3.040%	1,593,603	1,598,361
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	2,285,364	2,294,448
SoFi Consumer Loan Program LLC(a),(d)
Subordinated Series 2016-5 Class B
09/25/2028	4.550%	2,900,000	2,974,695
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	8,394,160	8,446,114
Series 2018-2 Class A2
04/26/2027	3.350%	669,041	673,296
Series 2019-2 Class A
04/25/2028	3.010%	8,856,360	8,934,037
Series 2019-3 Class A
05/25/2028	2.900%	5,164,530	5,210,873
Series 2019-4 Class A
08/25/2028	2.450%	8,135,768	8,182,952
SoFi Professional Loan Program LLC(a)
Series 2017-F Class A1FX
01/25/2041	2.050%	474,838	474,833
Series 2018-A Class A2A
02/25/2042	2.390%	4,026,465	4,034,842
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	1,122,757	1,122,461
Upgrade Receivables Trust(a)
Series 2019-2A Class A
10/15/2025	2.770%	850,206	852,231
Verizon Owner Trust(a)
Series 2017-1A Class A
09/20/2021	2.060%	272,905	272,973
Series 2017-2A Class A
12/20/2021	1.920%	3,850,894	3,851,149
Verizon Owner Trust
Series 2019-A Class A1A
09/20/2023	2.930%	2,460,000	2,509,790
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	2.176%	2,750,000	2,756,204
Westlake Automobile Receivables Trust(a),(b)
Series 2018-3A Class A2B
1-month USD LIBOR + 0.350% 01/18/2022	2.026%	2,167,516	2,167,707
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2018-3A Class B
10/16/2023	3.320%	8,700,000	8,769,706
Series 2019-1A Class C
03/15/2024	3.450%	7,315,000	7,412,301
Subordinated Series 2018-1A Class D
05/15/2023	3.410%	5,640,000	5,709,614
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	10,000,000	10,032,003
Wheels SPV 2 LLC(a)
Series 2018-1A Class A2
04/20/2027	3.060%	623,605	626,986
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	2,827,959	2,828,651
Series 2018-A Class A3
04/17/2023	2.500%	8,383,600	8,437,933
Total Asset-Backed Securities — Non-Agency (Cost $408,647,028)			409,914,706

Commercial Mortgage-Backed Securities - Non-Agency 2.5%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	743,500	741,377
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	396,372	399,291
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	2.569%	4,229,497	4,229,490
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 Class A2
06/15/2049	2.662%	2,250,000	2,257,393
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	4,022,618	4,050,846
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1 Class AAB
01/10/2045	3.187%	583,455	589,077
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class ASB
10/15/2045	2.528%	3,343,891	3,366,718
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	2.427%	11,000,000	10,965,743

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WFRBS Commercial Mortgage Trust
Series 2012-C8 Class ASB
08/15/2045	2.559%	3,585,712	3,609,333
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $30,169,948)			30,209,268

Corporate Bonds & Notes 51.8%

Aerospace & Defense 2.0%
General Dynamics Corp.
05/11/2020	2.875%	6,000,000	6,018,243
L3Harris Technologies, Inc.(a)
02/15/2021	4.950%	6,001,000	6,135,928
Lockheed Martin Corp.
11/23/2020	2.500%	6,000,000	6,033,780
Northrop Grumman Corp.
10/15/2020	2.080%	6,000,000	6,011,709
Total			24,199,660
Automotive 1.0%
Ford Motor Credit Co. LLC
04/05/2021	3.470%	6,000,000	6,081,292
Toyota Motor Credit Corp.(b)
3-month USD LIBOR + 0.290% 10/07/2021	2.164%	6,000,000	6,012,839
Total			12,094,131
Banking 14.8%
American Express Credit Corp.(b)
3-month USD LIBOR + 0.700% 03/03/2022	2.606%	5,144,000	5,192,760
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.460% 05/17/2021	2.364%	6,000,000	6,026,007
Bank of America Corp.(b)
3-month USD LIBOR + 1.420% 04/19/2021	3.239%	8,000,000	8,124,634
Bank of Montreal(b)
3-month USD LIBOR + 0.400% 01/22/2021	2.202%	6,000,000	6,018,898
Bank of New York Mellon (The)(b)
3-month USD LIBOR + 0.280% 06/04/2021	2.180%	6,000,000	6,005,484
Bank of Nova Scotia (The)(b)
3-month USD LIBOR + 0.420% 01/25/2021	2.214%	5,740,000	5,755,311
Barclays Bank PLC
01/11/2021	2.650%	6,000,000	6,044,214
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BB&T Corp.
06/29/2020	2.625%	6,000,000	6,016,485
Capital One Financial Corp.(b)
3-month USD LIBOR + 0.760% Floor 0.760% 05/12/2020	2.661%	6,275,000	6,283,992
Citibank NA(b)
3-month USD LIBOR + 0.570% 07/23/2021	2.376%	10,000,000	10,059,787
Commonwealth Bank of Australia
03/12/2020	2.300%	5,000,000	5,002,346
Cooperatieve Rabobank UA(b)
3-month USD LIBOR + 0.430% 04/26/2021	2.224%	400,000	401,449
3-month USD LIBOR + 0.830% 01/10/2022	2.664%	1,800,000	1,820,851
Discover Bank
06/04/2020	3.100%	6,000,000	6,019,258
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.160% 04/23/2020	2.966%	8,000,000	8,011,553
HSBC Holdings PLC
03/08/2021	3.400%	6,300,000	6,410,752
ING Bank NV(a)
08/15/2021	2.050%	6,000,000	6,033,192
JPMorgan Chase & Co.(b)
3-month USD LIBOR + 0.550% 03/09/2021	2.435%	10,000,000	10,005,717
Lloyds Bank PLC
05/07/2021	3.300%	6,250,000	6,377,481
Manufacturers & Traders Trust Co.
08/17/2020	2.050%	5,000,000	5,006,711
Morgan Stanley(b)
SOFR + 0.700% 01/20/2023	2.700%	8,000,000	8,014,540
PNC Bank NA(b)
3-month USD LIBOR + 0.350% 03/12/2021	2.237%	6,000,000	6,002,200
Royal Bank of Canada(b)
3-month USD LIBOR + 0.400% 01/25/2021	2.194%	5,800,000	5,816,393
State Street Corp.
08/18/2020	2.550%	6,336,000	6,363,558
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.270% 03/17/2021	2.170%	7,000,000	7,014,413
US Bank NA(b)
3-month USD LIBOR + 0.180% 01/21/2022	1.999%	10,000,000	10,009,696

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
3-month USD LIBOR + 0.880% 07/22/2020	2.682%	10,000,000	10,039,581
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.850% 08/19/2021	2.753%	775,000	783,244
3-month USD LIBOR + 0.850% 01/11/2022	2.698%	6,000,000	6,068,622
Total			180,729,129
Cable and Satellite 1.3%
NBCUniversal Enterprise, Inc.(a),(b)
3-month USD LIBOR + 0.400% 04/01/2021	2.309%	6,000,000	6,023,693
Time Warner Cable LLC
02/01/2020	5.000%	5,000,000	5,000,348
02/15/2021	4.125%	5,277,000	5,356,372
Total			16,380,413
Chemicals 0.4%
DowDuPont, Inc.
11/15/2020	3.766%	5,470,000	5,552,378
Construction Machinery 0.9%
Caterpillar Financial Services Corp.(b)
3-month USD LIBOR + 0.200% 11/12/2021	1.884%	6,000,000	6,008,437
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.400% 06/07/2021	2.285%	1,250,000	1,254,539
3-month USD LIBOR + 0.260% 09/10/2021	2.151%	4,304,000	4,307,233
Total			11,570,209
Diversified Manufacturing 1.0%
Honeywell International, Inc.
11/01/2021	1.850%	6,000,000	6,031,652
United Technologies Corp.
05/04/2020	1.900%	6,000,000	6,001,796
Total			12,033,448
Electric 4.9%
American Electric Power Co., Inc.
11/13/2020	2.150%	6,000,000	6,015,343
Dominion Energy, Inc.
08/15/2021	2.000%	6,517,000	6,531,181
Duke Energy Florida LLC
04/01/2020	4.550%	4,814,000	4,833,805
Emera U.S. Finance LP
06/15/2021	2.700%	6,000,000	6,066,554
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exelon Corp.
06/15/2020	2.850%	6,000,000	6,015,784
National Rural Utilities Cooperative Finance Corp.
03/15/2021	2.900%	5,000,000	5,069,576
NextEra Energy Capital Holdings, Inc.
09/01/2021	2.403%	6,000,000	6,062,234
PacifiCorp
02/01/2022	2.950%	6,000,000	6,131,675
Southern Power Co.
12/15/2021	2.500%	6,183,000	6,249,978
WEC Energy Group, Inc.
06/15/2020	2.450%	5,642,000	5,649,961
Xcel Energy, Inc.
03/15/2021	2.400%	1,051,000	1,058,169
Total			59,684,260
Finance Companies 0.6%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	7,000,000	7,022,080
Food and Beverage 1.9%
Anheuser-Busch InBev Finance, Inc.(b)
3-month USD LIBOR + 1.260% 02/01/2021	3.023%	5,745,000	5,805,708
Conagra Brands, Inc.(b)
3-month USD LIBOR + 0.500% 10/09/2020	2.378%	2,737,000	2,741,248
Conagra Brands, Inc.
10/22/2021	3.800%	3,000,000	3,105,091
Diageo Capital PLC(b)
3-month USD LIBOR + 0.240% 05/18/2020	2.144%	5,000,000	5,003,146
Kraft Heinz Foods Co. (The)(b)
3-month USD LIBOR + 0.570% 02/10/2021	2.471%	6,081,000	6,090,824
Total			22,746,017
Health Care 2.4%
Becton Dickinson and Co.
06/05/2020	2.404%	5,585,000	5,593,293
Cardinal Health, Inc.
12/15/2020	4.625%	6,000,000	6,140,046
Cigna Corp.
09/17/2020	3.200%	6,000,000	6,050,262
McKesson Corp.
11/30/2020	3.650%	6,000,000	6,090,506

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medtronic, Inc.(b)
3-month USD LIBOR + 0.800% 03/15/2020	2.694%	5,000,000	5,004,423
Total			28,878,530
Healthcare Insurance 1.0%
Anthem, Inc.
08/15/2020	4.350%	6,000,000	6,075,483
UnitedHealth Group, Inc.
07/15/2020	2.700%	6,063,000	6,089,268
Total			12,164,751
Independent Energy 0.3%
Woodside Finance Ltd.(a)
05/10/2021	4.600%	3,070,000	3,148,914
Integrated Energy 1.4%
BP Capital Markets PLC
02/13/2020	2.315%	5,965,000	5,965,409
11/01/2021	3.561%	6,000,000	6,196,591
Chevron Corp.(b)
3-month USD LIBOR + 0.210% 03/03/2020	2.116%	5,000,000	5,000,897
Total			17,162,897
Life Insurance 1.7%
American International Group, Inc.
03/01/2021	3.300%	7,000,000	7,109,445
Metropolitan Life Global Funding I(a),(b)
3-month USD LIBOR + 0.230% 01/08/2021	2.102%	7,245,000	7,259,188
Principal Life Global Funding II(a),(b)
3-month USD LIBOR + 0.300% 06/26/2020	2.247%	310,000	310,455
Prudential Financial, Inc.
06/21/2020	5.375%	5,865,000	5,942,887
Total			20,621,975
Media and Entertainment 0.9%
Discovery Communications LLC
06/15/2020	2.800%	5,326,000	5,339,353
Walt Disney Co. (The)(b)
3-month USD LIBOR + 0.250% 09/01/2021	2.157%	6,000,000	6,018,605
Total			11,357,958
Midstream 2.1%
Enterprise Products Operating LLC
02/15/2021	2.800%	6,000,000	6,059,246
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
09/15/2020	5.300%	5,000,000	5,102,203
03/01/2021	3.500%	1,361,000	1,381,339
MPLX LP(b)
3-month USD LIBOR + 0.900% 09/09/2021	2.785%	5,000,000	5,026,184
Plains All American Pipeline LP/Finance Corp.
02/01/2021	5.000%	2,839,000	2,898,921
Williams Companies, Inc. (The)
03/15/2020	5.250%	5,000,000	5,018,304
Total			25,486,197
Office REIT 0.6%
Boston Properties LP
05/15/2021	4.125%	7,589,000	7,776,330
Pharmaceuticals 2.3%
AbbVie, Inc.(a),(b)
3-month USD LIBOR + 0.460% 11/19/2021	2.355%	6,300,000	6,320,132
Amgen, Inc.
10/01/2020	3.450%	5,833,000	5,897,396
Bristol-Myers Squibb Co.(a)
10/15/2020	3.950%	3,000,000	3,044,672
Bristol-Myers Squibb Co.(a),(b)
3-month USD LIBOR + 0.200% 11/16/2020	2.104%	5,000,000	5,006,318
Gilead Sciences, Inc.
09/01/2020	2.550%	5,796,000	5,819,823
Merck & Co., Inc.(b)
3-month USD LIBOR + 0.375% 02/10/2020	2.276%	1,570,000	1,570,150
Total			27,658,491
Property & Casualty 0.9%
Chubb INA Holdings, Inc.
11/03/2020	2.300%	6,000,000	6,023,172
Hartford Financial Services Group, Inc. (The)
03/30/2020	5.500%	5,000,000	5,028,338
Total			11,051,510
Railroads 0.5%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	5,490,000	5,622,355
Refining 0.4%
Marathon Petroleum Corp.
03/01/2021	5.125%	4,389,000	4,543,069

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retail REIT 1.1%
Kimco Realty Corp.
05/01/2021	3.200%	6,875,000	6,981,829
Simon Property Group LP
09/01/2020	2.500%	6,075,000	6,089,641
Total			13,071,470
Retailers 0.7%
Lowe’s Companies, Inc.
04/15/2021	3.750%	6,000,000	6,114,308
Walmart, Inc.(b)
3-month USD LIBOR + 0.230% 06/23/2021	2.158%	2,867,000	2,874,097
Total			8,988,405
Supermarkets 0.5%
Kroger Co. (The)
01/15/2021	3.300%	5,766,000	5,837,467
Technology 2.6%
Apple, Inc.(b)
3-month USD LIBOR + 0.300% 05/06/2020	2.205%	2,237,000	2,238,526
3-month USD LIBOR + 0.070% 05/11/2020	1.971%	2,600,000	2,600,314
Broadcom, Inc.(a)
04/15/2021	3.125%	5,785,000	5,868,056
Cisco Systems, Inc.
06/15/2020	2.450%	6,000,000	6,015,822
IBM Credit LLC
11/30/2020	3.450%	5,605,000	5,686,610
Oracle Corp.
07/15/2020	3.875%	5,713,000	5,766,456
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.550% 05/20/2020	2.449%	3,347,000	3,351,518
Total			31,527,302
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(a)
10/01/2020	5.250%	5,010,000	5,121,114
Wireless 0.5%
American Tower Corp.
06/01/2020	2.800%	6,000,000	6,011,687
Wirelines 2.7%
AT&T, Inc.
03/01/2022	3.200%	10,000,000	10,275,449
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Telekom International Finance BV(a)
09/19/2021	1.950%	3,792,000	3,802,655
Orange SA
09/14/2021	4.125%	5,893,000	6,123,782
Telefonica Emisiones SAU
02/16/2021	5.462%	5,534,000	5,737,358
Verizon Communications, Inc.
03/15/2021	3.450%	7,000,000	7,139,702
Total			33,078,946
Total Corporate Bonds & Notes (Cost $629,230,961)			631,121,093

Foreign Government Obligations(e) 1.0%

Canada 1.0%
Province of Ontario
05/21/2020	1.875%	6,000,000	6,003,781
Province of Quebec
07/29/2020	3.500%	6,000,000	6,052,764
Total			12,056,545
Total Foreign Government Obligations (Cost $12,008,727)			12,056,545

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.255% Cap 11.187% 02/01/2036	4.490%	76,398	80,898
Federal National Mortgage Association(b)
12-month USD LIBOR + 2.130% Floor 2.130%, Cap 10.130% 03/01/2034	5.130%	119,631	121,774
Total Residential Mortgage-Backed Securities - Agency (Cost $195,046)			202,672

Residential Mortgage-Backed Securities - Non-Agency 3.0%

Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	2.961%	2,325,174	2,326,791
CMO Series 2019-2A Class M1A
1-month USD LIBOR + 1.000% Floor 1.000% 04/25/2029	2.661%	343,082	343,165
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	2.761%	2,450,613	2,452,483

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust(a),(d)
CMO Series 2019-IMC1 Class A1
07/25/2049	2.720%	5,434,311	5,452,971
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	1,881,108	1,887,701
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-4 Class A1A
04/25/2066	3.500%	585,737	585,267
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	2,914,880	2,927,094
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 06/25/2029	2.861%	3,752,594	3,755,311
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	2,630,544	2,638,823
Verus Securitization Trust(a),(d)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	5,283,736	5,349,302
CMO Series 2019-1 Class A2
02/25/2059	3.938%	2,727,990	2,755,317
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	1,822,456	1,841,613
CMO Series 2020-1 Class A1
01/25/2060	2.417%	4,000,000	4,006,906
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $36,147,620)			36,322,744

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
1-month USD LIBOR + 0.050% 02/21/2020	1.704%	12,000,000	12,000,911
Total U.S. Government & Agency Obligations (Cost $12,000,121)			12,000,911

U.S. Treasury Obligations 3.8%

U.S. Treasury
02/29/2020	2.250%	46,700,000	46,722,798
Total U.S. Treasury Obligations (Cost $46,724,096)			46,722,798

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(f),(g)	36,841,845	36,841,845
Total Money Market Funds (Cost $36,840,316)		36,841,845
Total Investments in Securities (Cost: $1,211,963,863)		1,215,392,582
Other Assets & Liabilities, Net		4,200,597
Net Assets		1,219,593,179

At January 31, 2020, securities and/or cash totaling $113,400 were pledged as collateral.
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(210)	03/2020	USD	(45,435,469)	—	(169,696)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $440,251,259, which represents 36.10% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	23,246,313	452,035,758	(438,440,226)	36,841,845	(718)	1,529	342,123	36,841,845
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	409,914,706	—	409,914,706
Commercial Mortgage-Backed Securities - Non-Agency	—	30,209,268	—	30,209,268
Corporate Bonds & Notes	—	631,121,093	—	631,121,093
Foreign Government Obligations	—	12,056,545	—	12,056,545
Residential Mortgage-Backed Securities - Agency	—	202,672	—	202,672
Residential Mortgage-Backed Securities - Non-Agency	—	36,322,744	—	36,322,744
U.S. Government & Agency Obligations	—	12,000,911	—	12,000,911
U.S. Treasury Obligations	46,722,798	—	—	46,722,798
Money Market Funds	36,841,845	—	—	36,841,845
Total Investments in Securities	83,564,643	1,131,827,939	—	1,215,392,582
Investments in Derivatives
Liability
Futures Contracts	(169,696)	—	—	(169,696)
Total	83,394,947	1,131,827,939	—	1,215,222,886
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	15

Statement of Assets and Liabilities
January 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,175,123,547)	$1,178,550,737
Affiliated issuers (cost $36,840,316)	36,841,845
Cash	311,656
Margin deposits on:
Futures contracts	113,400
Receivable for:
Investments sold	327
Capital shares sold	14,798,535
Dividends	62,978
Interest	5,607,518
Foreign tax reclaims	7,043
Prepaid expenses	2,831
Trustees’ deferred compensation plan	131,545
Other assets	45,647
Total assets	1,236,474,062
Liabilities
Payable for:
Investments purchased	682,920
Investments purchased on a delayed delivery basis	12,599,534
Capital shares purchased	1,259,736
Distributions to shareholders	2,117,396
Variation margin for futures contracts	49,219
Management services fees	6,922
Distribution and/or service fees	1,475
Transfer agent fees	8,055
Compensation of chief compliance officer	25
Other expenses	24,056
Trustees’ deferred compensation plan	131,545
Total liabilities	16,880,883
Net assets applicable to outstanding capital stock	$1,219,593,179
Represented by
Paid in capital	1,227,838,993
Total distributable earnings (loss)	(8,245,814)
Total - representing net assets applicable to outstanding capital stock	$1,219,593,179
Class A
Net assets	$361,527,386
Shares outstanding	39,995,106
Net asset value per share	$9.04
Advisor Class
Net assets	$667,923
Shares outstanding	73,846
Net asset value per share	$9.04
Institutional Class
Net assets	$124,709,714
Shares outstanding	13,785,044
Net asset value per share	$9.05
Institutional 3 Class
Net assets	$732,688,156
Shares outstanding	80,973,554
Net asset value per share	$9.05
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended January 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$342,123
Interest	13,454,699
Interfund lending	130
Total income	13,796,952
Expenses:
Management services fees	1,115,880
Distribution and/or service fees
Class A	148,871
Transfer agent fees
Class A	40,309
Advisor Class	30
Institutional Class	18,862
Institutional 3 Class	31,480
Compensation of board members	14,914
Custodian fees	5,372
Printing and postage fees	8,045
Registration fees	56,096
Audit fees	14,781
Legal fees	11,042
Compensation of chief compliance officer	174
Other	13,448
Total expenses	1,479,304
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1)
Total net expenses	1,479,303
Net investment income	12,317,649
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	611,957
Investments — affiliated issuers	(718)
Futures contracts	(131,182)
Net realized gain	480,057
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	874,372
Investments — affiliated issuers	1,529
Futures contracts	(142,527)
Net change in unrealized appreciation (depreciation)	733,374
Net realized and unrealized gain	1,213,431
Net increase in net assets resulting from operations	$13,531,080
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	17

Statement of Changes in Net Assets
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019 (a),(b),(c)
Operations
Net investment income	$12,317,649	$23,008,975
Net realized gain (loss)	480,057	(600,806)
Net change in unrealized appreciation (depreciation)	733,374	4,048,830
Net increase in net assets resulting from operations	13,531,080	26,456,999
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,147,268)	(326,442)
Advisor Class	(1,487)	(191)
Institutional Class	(1,113,357)	(255,532)
Institutional 3 Class	(9,145,191)	(22,427,336)
Total distributions to shareholders	(12,407,303)	(23,009,501)
Increase (decrease) in net assets from capital stock activity	258,358,441	(171,412,189)
Total increase (decrease) in net assets	259,482,218	(167,964,691)
Net assets at beginning of period	960,110,961	1,128,075,652
Net assets at end of period	$1,219,593,179	$960,110,961

	Six Months Ended		Year Ended
	January 31, 2020 (Unaudited)		July 31, 2019 (a),(b),(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	34,627,002	312,821,486	14,136,619	127,637,753
Distributions reinvested	237,563	2,147,135	36,126	326,317
Redemptions	(8,005,066)	(72,323,163)	(1,037,138)	(9,366,739)
Net increase	26,859,499	242,645,458	13,135,607	118,597,331
Advisor Class
Subscriptions	83,557	755,359	1,335	12,000
Distributions reinvested	149	1,344	—	—
Redemptions	(11,195)	(101,199)	—	—
Net increase	72,511	655,504	1,335	12,000
Institutional Class
Subscriptions	11,286,317	102,061,856	7,322,723	66,145,725
Distributions reinvested	123,075	1,113,214	28,257	255,340
Redemptions	(4,378,904)	(39,603,827)	(596,424)	(5,390,562)
Net increase	7,030,488	63,571,243	6,754,556	61,010,503
Institutional 3 Class
Subscriptions	8,891,478	80,442,785	35,005,996	315,411,229
Distributions reinvested	407,663	3,687,297	663,644	5,984,855
Redemptions	(14,666,262)	(132,643,846)	(74,649,129)	(672,428,107)
Net decrease	(5,367,121)	(48,513,764)	(38,979,489)	(351,032,023)
Total net increase (decrease)	28,595,377	258,358,441	(19,087,991)	(171,412,189)

(a)	Class A shares are based on operations from February 20, 2019 (commencement of operations) through the stated period end.
(b)	Advisor Class shares are based on operations from December 3, 2018 (commencement of operations) through the stated period end.
(c)	Institutional Class shares are based on operations from December 3, 2018 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

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Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2020 (Unaudited)	$9.03	0.10	0.01	0.11	(0.10)	(0.10)
Year Ended 7/31/2019(d)	$9.01	0.09	0.02	0.11	(0.09)	(0.09)
Advisor Class
Six Months Ended 1/31/2020 (Unaudited)	$9.04	0.10	0.01	0.11	(0.11)	(0.11)
Year Ended 7/31/2019(e)	$8.99	0.14	0.05	0.19	(0.14)	(0.14)
Institutional Class
Six Months Ended 1/31/2020 (Unaudited)	$9.04	0.11	0.01	0.12	(0.11)	(0.11)
Year Ended 7/31/2019(f)	$8.99	0.15	0.04	0.19	(0.14)	(0.14)
Institutional 3 Class
Six Months Ended 1/31/2020 (Unaudited)	$9.04	0.11	0.01	0.12	(0.11)	(0.11)
Year Ended 7/31/2019	$9.00	0.22	0.04	0.26	(0.22)	(0.22)
Year Ended 7/31/2018	$9.02	0.14	(0.01)	0.13	(0.15)	(0.15)
Year Ended 7/31/2017	$9.01	0.10	0.01	0.11	(0.10)	(0.10)
Year Ended 7/31/2016	$9.00	0.06	0.01	0.07	(0.06)	(0.06)
Year Ended 7/31/2015	$9.00	0.03	(0.00)(g)	0.03	(0.03)	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Class A shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(e)	Advisor Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
(f)	Institutional Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2020 (Unaudited)	$9.04	1.22%	0.42%(c)	0.42%(c)	2.15%(c)	52%	$361,527
Year Ended 7/31/2019(d)	$9.03	1.27%	0.42%(c)	0.42%(c)	2.43%(c)	95%	$118,625
Advisor Class
Six Months Ended 1/31/2020 (Unaudited)	$9.04	1.19%	0.28%(c)	0.28%(c)	2.27%(c)	52%	$668
Year Ended 7/31/2019(e)	$9.04	2.16%	0.27%(c)	0.27%(c)	2.52%(c)	95%	$12
Institutional Class
Six Months Ended 1/31/2020 (Unaudited)	$9.05	1.30%	0.27%(c)	0.27%(c)	2.33%(c)	52%	$124,710
Year Ended 7/31/2019(f)	$9.04	2.18%	0.30%(c)	0.30%(c)	2.63%(c)	95%	$61,044
Institutional 3 Class
Six Months Ended 1/31/2020 (Unaudited)	$9.05	1.32%	0.24%(c)	0.24%(c)	2.37%(c)	52%	$732,688
Year Ended 7/31/2019	$9.04	2.91%	0.25%	0.25%	2.40%	95%	$780,430
Year Ended 7/31/2018	$9.00	1.40%	0.26%	0.25%	1.56%	66%	$1,128,076
Year Ended 7/31/2017	$9.02	1.19%	0.26%	0.25%	1.08%	111%	$1,735,029
Year Ended 7/31/2016	$9.01	0.77%	0.26%	0.25%	0.65%	82%	$1,472,360
Year Ended 7/31/2015	$9.00	0.37%	0.26%	0.25%	0.37%	62%	$1,519,180
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	21

Notes to Financial Statements
January 31, 2020 (Unaudited)
Note 1. Organization
Columbia Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell the Fund’s shares.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
22	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2020:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	169,696*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(131,182)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(142,527)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	44,277,891

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2020.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
26	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended January 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.04
Advisor Class	0.05
Institutional Class	0.04
Institutional 3 Class	0.01
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees for Class A, Advisor Class and Institutional Class and permanently for as long as the Investment Manager manages the Fund for Institutional 3 Class, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2019 through November 30, 2020	Prior to December 1, 2019
Class A	0.50%	0.52%
Advisor Class	0.35	0.37
Institutional Class	0.35	0.37
Institutional 3 Class	0.25	0.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,211,964,000	3,586,000	(327,000)	3,259,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
28	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
The following capital loss carryforwards, determined at July 31, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
4,290,807	7,813,706	12,104,513
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $775,772,775 and $532,785,663, respectively, for the six months ended January 31, 2020, of which $89,932,577 and $108,053,343, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	475,000	2.49	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2020.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2020.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and disease/virus epidemics. From time to time, certain market segments (such as equity or fixed income), investment styles (such as growth or value), or other investment categories, may fall out of favor which may impair the value of an investment in the Fund. An investment in the Fund could lose money over short or even long periods.
30	Columbia Ultra Short Term Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At January 31, 2020, one unaffiliated shareholder of record owned 33.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 65.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2020	31

Columbia Ultra Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR103_07_K01_(03/20)

SemiAnnual Report
January 31, 2020
Columbia U.S. Social Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia U.S. Social Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia U.S. Social Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation, through investments that seek to support and fund socially beneficial activities and developments, primarily in the U.S.
Portfolio management
Kimberly Campbell
Lead Portfolio Manager
Managed Fund since 2018
Tom Murphy, CFA
Portfolio Manager
Managed Fund since 2015
Malcolm (Mac) Ryerse
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended January 31, 2020)
		Inception	6 Months cumulative	1 Year	Life
Class A	Excluding sales charges	03/26/15	3.47	9.36	3.63
	Including sales charges		0.32	6.10	2.98
Advisor Class		03/26/15	3.60	9.64	3.89
Class C	Excluding sales charges	03/26/15	2.99	8.45	2.85
	Including sales charges		1.99	7.45	2.85
Institutional Class		03/26/15	3.60	9.63	3.89
Institutional 2 Class		03/26/15	3.51	9.54	3.88
Institutional 3 Class*		03/01/17	3.52	9.55	3.79
Bloomberg Barclays Municipal Bond Index			3.33	8.65	3.80
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the applicable contingent deferred sales charge of 1.00% in the first year. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Since the Fund launched more than one share class at its inception, Class A shares were used. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2020)
Corporate Bonds & Notes	10.3
Floating Rate Notes	0.8
Money Market Funds	2.7
Municipal Bonds	86.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2020)
AAA rating	3.4
AA rating	35.5
A rating	31.3
BBB rating	22.7
BB rating	3.0
Not rated	4.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2019 — January 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,034.70	1,021.62	3.58	3.56	0.70
Advisor Class	1,000.00	1,000.00	1,036.00	1,022.87	2.30	2.29	0.45
Class C	1,000.00	1,000.00	1,029.90	1,017.85	7.40	7.35	1.45
Institutional Class	1,000.00	1,000.00	1,036.00	1,022.87	2.30	2.29	0.45
Institutional 2 Class	1,000.00	1,000.00	1,035.10	1,022.92	2.25	2.24	0.44
Institutional 3 Class	1,000.00	1,000.00	1,035.20	1,023.13	2.05	2.03	0.40
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 10.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 10.3%
AbbVie, Inc.
05/14/2025	3.600%	500,000	534,686
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	258,970
AT&T, Inc.
06/30/2022	3.000%	250,000	256,232
Capital One Financial Corp.
01/30/2023	3.200%	500,000	518,881
Cardinal Health, Inc.
06/15/2022	2.616%	400,000	406,139
Cigna Corp.(a)
10/15/2027	3.050%	500,000	518,450
ConAgra Foods, Inc.
01/25/2023	3.200%	446,000	461,348
CSX Corp.
06/01/2021	4.250%	250,000	256,623
CVS Health Corp.
06/01/2021	2.125%	250,000	251,176
03/09/2023	3.700%	250,000	262,459
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	547,031
Kellogg Co.
12/01/2023	2.650%	300,000	308,197
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	446,585
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	324,655
Sysco Corp.
07/15/2021	2.500%	250,000	252,612
Verizon Communications, Inc.
11/01/2022	2.450%	250,000	254,753
Total			5,858,797
Total Corporate Bonds & Notes (Cost $5,602,824)			5,858,797

Floating Rate Notes 0.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.7%
Indiana Finance Authority(b),(c)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	1.150%	150,000	150,000
Unrefunded Revenue Bonds
Lease Appropriation
Series 2009A-2 (Wells Fargo Bank)
02/01/2037	1.170%	280,000	280,000
Total			430,000
Total Floating Rate Notes (Cost $430,000)			430,000

Municipal Bonds 85.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.0%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	298,462
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	294,773
Calhoun County Board of Education
Special Tax Bonds
School Warrants
Series 2016 (BAM)
02/01/2029	5.000%	250,000	299,330
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	243,402
Total			1,135,967
Arizona 1.1%
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	100,000	113,421
02/15/2046	5.000%	210,000	233,995
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	300,052
Total			647,468
California 6.4%
California Health Facilities Financing Authority
Taxable Senior Revenue Bonds
No Place Like Home Program
Series 2019
06/01/2033	2.984%	600,000	627,654
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	364,410
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	296,105
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	500,000	568,475
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	278,933
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	301,170
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	483,676
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	380,000	429,415
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	321,204
Total			3,671,042
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 1.4%
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	450,000	500,058
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	298,058
Total			798,116
Connecticut 0.4%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	225,000	245,282
District of Columbia 0.5%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	287,638
Florida 4.2%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2037	5.000%	400,000	503,596
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	283,897
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2019C
10/01/2049	4.000%	500,000	571,425
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	105,569
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	606,040

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	303,465
Total			2,373,992
Georgia 1.5%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	289,995
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
12/01/2038	3.500%	300,000	322,608
Heard County Public Facilities Authority(d)
Revenue Bonds
School District Project
Series 2020
03/01/2030	4.000%	200,000	239,300
Total			851,903
Idaho 0.9%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	291,678
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	185,000	199,402
Total			491,080
Illinois 6.2%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	394,000
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	345,522
Chicago Transit Authority
Refunding Revenue Bonds
Series 2015
06/01/2021	5.000%	250,000	262,075
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Revenue Bonds
Second Lien
Series 2017A
01/01/2031	5.000%	300,000	356,721
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	740,230
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	116,001
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	286,347
Illinois Finance Authority
Refunding Revenue Bonds
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	178,536
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/2036	3.450%	240,000	250,860
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	500,000	595,435
Total			3,525,727
Indiana 2.9%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	624,500
Indiana Finance Authority
Revenue Bonds
Green Bond - CWA Authority Project
Series 2019
10/01/2044	5.000%	350,000	441,927
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	261,258

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	304,145
Total			1,631,830
Kentucky 1.2%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	415,247
Kentucky Housing Corp.
Taxable Refunding Revenue Bonds
Series 2016A
07/01/2031	3.499%	250,000	265,700
Total			680,947
Louisiana 4.5%
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	484,044
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	383,787
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	360,795
Revenue Bonds
Ragin Cajun Facilities, Inc. Student Housing
Series 2018
10/01/2043	5.000%	200,000	237,388
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	478,836
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	606,485
Total			2,551,335
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.9%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	263,418
Series 2018B
11/15/2038	3.750%	250,000	272,960
Total			536,378
Maryland 3.7%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	337,566
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	535,774
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	359,295
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	281,677
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	587,724
Total			2,102,036
Massachusetts 2.9%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	370,176
Massachusetts Development Finance Agency
Revenue Bonds
Green Bond Boston Medical Center
Series 2017
07/01/2028	5.000%	200,000	243,146
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	283,720

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2036	3.600%	205,000	217,425
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	544,300
Total			1,658,767
Michigan 3.5%
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	472,676
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	293,605
Local Government Loan Program-Great Lakes
Series 2015 (BAM)
07/01/2033	5.000%	250,000	295,795
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	551,360
12/01/2033	3.600%	325,000	354,341
Total			1,967,777
Minnesota 1.9%
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017 (Mandatory Put 05/01/20)
05/01/2021	3.000%	100,000	100,006
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Millberry Apartments Project
Series 2018B (Mandatory Put 03/01/20)
03/01/2021	3.750%	500,000	500,220
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	261,757
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	6.000%	250,000	241,153
Total			1,103,136
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 2.1%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	299,937
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	338,787
West Rankin Utility Authority
Revenue Bonds
Series 2018 (AGM)
01/01/2036	5.000%	500,000	582,310
Total			1,221,034
Missouri 1.6%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	471,312
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	300,000	337,014
Missouri Housing Development Commission
Revenue Bonds
1st Place Homeownership Loan Project
Series 2015
11/01/2027	3.250%	105,000	113,710
Total			922,036
Nebraska 0.8%
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	200,000	217,750
Single Family Housing Revenue Bonds
Series 2015 (GNMA / FNMA)
09/01/2030	3.450%	250,000	266,253
Total			484,003
Nevada 1.0%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	305,570

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	263,208
Total			568,778
New Hampshire 1.3%
National Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	200,000	239,728
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	491,244
Total			730,972
New Jersey 1.6%
New Jersey Economic Development Authority
Revenue Bonds
Transportation Project
Series 2020
11/01/2040	5.000%	500,000	605,680
New Jersey Housing & Mortgage Finance Agency(e)
Refunding Revenue Bonds
Series 2017D
11/01/2032	3.900%	300,000	327,339
Total			933,019
New Mexico 0.5%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2015
08/01/2021	5.000%	250,000	264,845
New York 5.4%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2028	5.000%	250,000	299,920
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	542,660
Revenue Bonds
Sustainable Neighborhood Bonds
Series 2016
11/01/2031	3.600%	300,000	326,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	300,682
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	373,002
New York State Housing Finance Agency
Revenue Bonds
Green Bond - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	326,139
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	370,344
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	281,070
State of New York Mortgage Agency(e)
Refunding Revenue Bonds
Series 2016-196
10/01/2035	3.650%	250,000	265,473
Total			3,085,840
North Carolina 1.2%
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	315,115
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	365,229
Total			680,344
North Dakota 0.7%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Financing
Series 2017
07/01/2034	3.700%	350,000	381,794

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 2.2%
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	306,222
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	489,192
State of Ohio
Refunding Revenue Bonds
University Hospital Health System, Inc.
Series 2020
01/15/2050	4.000%	400,000	450,892
Total			1,246,306
Pennsylvania 5.1%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	392,859
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2022	5.000%	250,000	266,590
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	200,000	233,112
Revenue Bonds
Series 2019A
12/01/2044	5.000%	500,000	629,120
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	295,690
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	528,702
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	123,426
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	277,405
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017E BAM
12/01/2035	5.000%	150,000	183,118
Total			2,930,022
Rhode Island 2.5%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	370,266
Rhode Island Housing & Mortgage Finance Corp.(e)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015
10/01/2025	3.550%	250,000	268,200
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2018-69-B (GNMA)
10/01/2043	3.950%	250,000	274,830
Multi-Family Development and Sustainability
Series 2019
10/01/2034	2.750%	500,000	520,090
Total			1,433,386
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Royal Live Oaks Academy Project
Series 2018
08/01/2020	3.000%	300,000	300,141
Tennessee 1.1%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	604,805
Texas 3.8%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	299,827
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	338,490
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	590,075

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	350,000	371,021
Old Spanish Trail-Almeda Corridors Redevelopment Authority
Refunding Tax Allocation Bonds
Series 2019 (BAM)
09/01/2036	4.000%	250,000	288,327
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	286,488
Total			2,174,228
Virginia 0.8%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	427,952
Washington 3.7%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	280,662
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	439,832
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	215,374
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	322,824
State of Washington
Unlimited General Obligation Bonds
Series 2019
08/01/2044	5.000%	400,000	507,132
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	361,368
Total			2,127,192
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 1.9%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	500,000	592,245
West Virginia Housing Development Fund
Revenue Bonds
Series 2019B
11/01/2039	2.850%	450,000	462,946
Total			1,055,191
Wisconsin 1.2%
Public Finance Authority
Prerefunded 12/01/20 Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015
12/01/2035	4.750%	65,000	70,146
Unrefunded Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015
12/01/2035	4.750%	185,000	187,999
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	107,446
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2030	2.100%	300,000	302,652
Total			668,243
Wyoming 0.6%
Wyoming Community Development Authority
Refunding Revenue Bonds
Series 2018-1
12/01/2038	3.900%	315,000	345,886
Total Municipal Bonds (Cost $45,422,171)			48,846,438

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Money Market Funds 2.7%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(f)	1,541,001	1,541,001
Total Money Market Funds (Cost $1,541,001)		1,541,001
Total Investments in Securities (Cost $52,995,996)		56,676,236
Other Assets & Liabilities, Net		339,986
Net Assets		$57,016,222
Investments in derivatives
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $2,581,807, which represents 4.53% of total net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(d)	Represents a security purchased on a when-issued basis.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
January 31, 2020 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	5,858,797	—	5,858,797
Floating Rate Notes	—	430,000	—	430,000
Municipal Bonds	—	48,846,438	—	48,846,438
Money Market Funds	1,541,001	—	—	1,541,001
Total Investments in Securities	1,541,001	55,135,235	—	56,676,236
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	15

Statement of Assets and Liabilities
January 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $52,995,996)	$56,676,236
Cash	90,196
Receivable for:
Capital shares sold	152,087
Interest	521,311
Expense reimbursement due from Investment Manager	623
Prepaid expenses	158
Trustees’ deferred compensation plan	22,646
Total assets	57,463,257
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	238,840
Capital shares purchased	31,476
Distributions to shareholders	119,444
Management services fees	746
Distribution and/or service fees	144
Transfer agent fees	3,229
Compensation of board members	225
Compensation of chief compliance officer	2
Other expenses	30,283
Trustees’ deferred compensation plan	22,646
Total liabilities	447,035
Net assets applicable to outstanding capital stock	$57,016,222
Represented by
Paid in capital	53,743,247
Total distributable earnings (loss)	3,272,975
Total - representing net assets applicable to outstanding capital stock	$57,016,222
Class A
Net assets	$13,690,516
Shares outstanding	1,276,177
Net asset value per share	$10.73
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.06
Advisor Class
Net assets	$1,378,328
Shares outstanding	128,501
Net asset value per share	$10.73
Class C
Net assets	$1,785,487
Shares outstanding	166,486
Net asset value per share	$10.72
Institutional Class
Net assets	$31,626,464
Shares outstanding	2,948,293
Net asset value per share	$10.73
Institutional 2 Class
Net assets	$3,878,654
Shares outstanding	361,345
Net asset value per share	$10.73
Institutional 3 Class
Net assets	$4,656,773
Shares outstanding	432,595
Net asset value per share	$10.76
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended January 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,632
Interest	831,576
Total income	840,208
Expenses:
Management services fees	128,865
Distribution and/or service fees
Class A	16,003
Class C	9,157
Transfer agent fees
Class A	5,179
Advisor Class	459
Class C	738
Institutional Class	12,219
Institutional 2 Class	1,073
Institutional 3 Class	198
Compensation of board members	8,262
Custodian fees	2,401
Printing and postage fees	5,423
Registration fees	44,291
Audit fees	14,781
Legal fees	576
Compensation of chief compliance officer	9
Other	5,364
Total expenses	254,998
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(110,270)
Fees waived by transfer agent
Institutional 2 Class	(233)
Total net expenses	144,495
Net investment income	695,713
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	45,137
Futures contracts	14,438
Net realized gain	59,575
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,121,160
Futures contracts	(4,667)
Net change in unrealized appreciation (depreciation)	1,116,493
Net realized and unrealized gain	1,176,068
Net increase in net assets resulting from operations	$1,871,781
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	17

Statement of Changes in Net Assets
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
Operations
Net investment income	$695,713	$1,377,824
Net realized gain (loss)	59,575	(284,402)
Net change in unrealized appreciation (depreciation)	1,116,493	2,486,450
Net increase in net assets resulting from operations	1,871,781	3,579,872
Distributions to shareholders
Net investment income and net realized gains
Class A	(171,272)	(218,985)
Advisor Class	(16,623)	(6,393)
Class C	(17,603)	(28,891)
Institutional Class	(440,275)	(959,909)
Institutional 2 Class	(51,676)	(68,779)
Institutional 3 Class	(60,828)	(82,700)
Total distributions to shareholders	(758,277)	(1,365,657)
Increase in net assets from capital stock activity	3,432,208	782,094
Total increase in net assets	4,545,712	2,996,309
Net assets at beginning of period	52,470,510	49,474,201
Net assets at end of period	$57,016,222	$52,470,510
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2020 (Unaudited)		July 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	197,326	2,088,704	574,050	5,880,264
Distributions reinvested	13,188	139,872	20,132	204,659
Redemptions	(56,541)	(598,614)	(171,217)	(1,743,969)
Net increase	153,973	1,629,962	422,965	4,340,954
Advisor Class
Subscriptions	78,051	829,750	63,494	654,021
Distributions reinvested	1,553	16,467	593	6,103
Redemptions	(10,897)	(115,433)	(12,812)	(131,877)
Net increase	68,707	730,784	51,275	528,247
Class C
Subscriptions	11,726	124,523	55,334	569,964
Distributions reinvested	1,388	14,712	2,762	28,049
Redemptions	(18,194)	(193,120)	(32,829)	(336,127)
Net increase (decrease)	(5,080)	(53,885)	25,267	261,886
Institutional Class
Subscriptions	811,672	8,587,488	1,291,078	13,135,750
Distributions reinvested	30,443	322,916	49,171	500,282
Redemptions	(910,388)	(9,628,046)	(1,992,916)	(20,236,288)
Net decrease	(68,273)	(717,642)	(652,667)	(6,600,256)
Institutional 2 Class
Subscriptions	72,209	766,367	126,531	1,264,290
Distributions reinvested	4,855	51,519	6,709	68,488
Redemptions	(2,697)	(28,675)	(3,511)	(36,158)
Net increase	74,367	789,211	129,729	1,296,620
Institutional 3 Class
Subscriptions	110,893	1,176,634	130,810	1,332,951
Distributions reinvested	5,639	60,026	8,067	82,404
Redemptions	(17,193)	(182,882)	(45,485)	(460,712)
Net increase	99,339	1,053,778	93,392	954,643
Total net increase	323,033	3,432,208	69,961	782,094
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2020 (Unaudited)	$10.51	0.13	0.23	0.36	(0.13)	(0.01)	(0.14)
Year Ended 7/31/2019	$10.05	0.27	0.45	0.72	(0.26)	—	(0.26)
Year Ended 7/31/2018	$10.18	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Year Ended 7/31/2017	$10.43	0.22	(0.26)	(0.04)	(0.21)	—	(0.21)
Year Ended 7/31/2016	$9.94	0.17	0.48	0.65	(0.16)	—	(0.16)
Year Ended 7/31/2015(d)	$10.00	0.02	(0.06)	(0.04)	(0.02)	—	(0.02)
Advisor Class
Six Months Ended 1/31/2020 (Unaudited)	$10.51	0.14	0.24	0.38	(0.15)	(0.01)	(0.16)
Year Ended 7/31/2019	$10.05	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.28	(0.14)	0.14	(0.27)	—	(0.27)
Year Ended 7/31/2017	$10.43	0.24	(0.25)	(0.01)	(0.24)	—	(0.24)
Year Ended 7/31/2016	$9.94	0.19	0.49	0.68	(0.19)	—	(0.19)
Year Ended 7/31/2015(d)	$10.00	0.03	(0.06)	(0.03)	(0.03)	—	(0.03)
Class C
Six Months Ended 1/31/2020 (Unaudited)	$10.51	0.09	0.22	0.31	(0.09)	(0.01)	(0.10)
Year Ended 7/31/2019	$10.05	0.19	0.46	0.65	(0.19)	—	(0.19)
Year Ended 7/31/2018	$10.17	0.17	(0.12)	0.05	(0.17)	—	(0.17)
Year Ended 7/31/2017	$10.43	0.14	(0.26)	(0.12)	(0.14)	—	(0.14)
Year Ended 7/31/2016	$9.94	0.09	0.48	0.57	(0.08)	—	(0.08)
Year Ended 7/31/2015(d)	$10.00	0.01	(0.06)	(0.05)	(0.01)	—	(0.01)
Institutional Class
Six Months Ended 1/31/2020 (Unaudited)	$10.51	0.14	0.24	0.38	(0.15)	(0.01)	(0.16)
Year Ended 7/31/2019	$10.05	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.27	(0.13)	0.14	(0.27)	—	(0.27)
Year Ended 7/31/2017	$10.43	0.24	(0.25)	(0.01)	(0.24)	—	(0.24)
Year Ended 7/31/2016	$9.94	0.19	0.49	0.68	(0.19)	—	(0.19)
Year Ended 7/31/2015(d)	$10.00	0.04	(0.07)	(0.03)	(0.03)	—	(0.03)
Institutional 2 Class
Six Months Ended 1/31/2020 (Unaudited)	$10.52	0.14	0.23	0.37	(0.15)	(0.01)	(0.16)
Year Ended 7/31/2019	$10.06	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.27	(0.12)	0.15	(0.27)	—	(0.27)
Year Ended 7/31/2017	$10.43	0.25	(0.26)	(0.01)	(0.24)	—	(0.24)
Year Ended 7/31/2016	$9.94	0.19	0.48	0.67	(0.18)	—	(0.18)
Year Ended 7/31/2015(d)	$10.00	0.03	(0.06)	(0.03)	(0.03)	—	(0.03)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2020 (Unaudited)	$10.73	3.47%	1.12%(c)	0.70%(c)	2.44%(c)	6%	$13,691
Year Ended 7/31/2019	$10.51	7.33%	1.14%	0.70%	2.63%	11%	$11,797
Year Ended 7/31/2018	$10.05	1.10%	1.20%	0.70%	2.40%	21%	$7,030
Year Ended 7/31/2017	$10.18	(0.31%)	1.31%	0.72%	2.12%	20%	$5,184
Year Ended 7/31/2016	$10.43	6.60%	1.72%	0.81%	1.72%	26%	$2,901
Year Ended 7/31/2015(d)	$9.94	(0.38%)	1.72%(c)	0.80%(c)	0.67%(c)	11%	$10
Advisor Class
Six Months Ended 1/31/2020 (Unaudited)	$10.73	3.60%	0.87%(c)	0.45%(c)	2.70%(c)	6%	$1,378
Year Ended 7/31/2019	$10.51	7.60%	0.89%	0.45%	2.86%	11%	$629
Year Ended 7/31/2018	$10.05	1.36%	0.94%	0.45%	2.76%	21%	$86
Year Ended 7/31/2017	$10.18	(0.06%)	1.06%	0.47%	2.38%	20%	$10
Year Ended 7/31/2016	$10.43	6.87%	1.47%	0.56%	1.83%	26%	$10
Year Ended 7/31/2015(d)	$9.94	(0.29%)	1.47%(c)	0.55%(c)	0.92%(c)	11%	$10
Class C
Six Months Ended 1/31/2020 (Unaudited)	$10.72	2.99%	1.87%(c)	1.45%(c)	1.69%(c)	6%	$1,785
Year Ended 7/31/2019	$10.51	6.53%	1.89%	1.45%	1.88%	11%	$1,803
Year Ended 7/31/2018	$10.05	0.45%	1.95%	1.45%	1.65%	21%	$1,470
Year Ended 7/31/2017	$10.17	(1.16%)	2.05%	1.46%	1.42%	20%	$1,165
Year Ended 7/31/2016	$10.43	5.80%	2.47%	1.56%	0.93%	26%	$238
Year Ended 7/31/2015(d)	$9.94	(0.54%)	2.47%(c)	1.45%(c)	0.02%(c)	11%	$10
Institutional Class
Six Months Ended 1/31/2020 (Unaudited)	$10.73	3.60%	0.86%(c)	0.45%(c)	2.68%(c)	6%	$31,626
Year Ended 7/31/2019	$10.51	7.60%	0.90%	0.45%	2.88%	11%	$31,708
Year Ended 7/31/2018	$10.05	1.36%	0.95%	0.45%	2.65%	21%	$36,887
Year Ended 7/31/2017	$10.18	(0.06%)	1.06%	0.47%	2.39%	20%	$34,257
Year Ended 7/31/2016	$10.43	6.86%	1.48%	0.56%	1.85%	26%	$28,176
Year Ended 7/31/2015(d)	$9.94	(0.29%)	1.47%(c)	0.55%(c)	1.14%(c)	11%	$19,949
Institutional 2 Class
Six Months Ended 1/31/2020 (Unaudited)	$10.73	3.51%	0.85%(c)	0.44%(c)	2.70%(c)	6%	$3,879
Year Ended 7/31/2019	$10.52	7.60%	0.87%	0.44%	2.89%	11%	$3,018
Year Ended 7/31/2018	$10.06	1.46%	0.93%	0.44%	2.67%	21%	$1,581
Year Ended 7/31/2017	$10.18	(0.05%)	1.10%	0.44%	2.48%	20%	$1,123
Year Ended 7/31/2016	$10.43	6.82%	1.51%	0.60%	1.85%	26%	$73
Year Ended 7/31/2015(d)	$9.94	(0.31%)	1.52%(c)	0.60%(c)	0.87%(c)	11%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2020 (Unaudited)	$10.55	0.15	0.22	0.37	(0.15)	(0.01)	(0.16)
Year Ended 7/31/2019	$10.09	0.30	0.45	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.21	0.27	(0.12)	0.15	(0.27)	—	(0.27)
Year Ended 7/31/2017(e)	$9.94	0.10	0.27(f)	0.37	(0.10)	—	(0.10)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on March 26, 2015. Per share data and total return reflect activity from that date.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2020 (Unaudited)	$10.76	3.52%	0.79%(c)	0.40%(c)	2.74%(c)	6%	$4,657
Year Ended 7/31/2019	$10.55	7.61%	0.84%	0.42%	2.91%	11%	$3,515
Year Ended 7/31/2018	$10.09	1.49%	0.90%	0.43%	2.72%	21%	$2,420
Year Ended 7/31/2017(e)	$10.21	3.76%	1.02%(c)	0.44%(c)	2.46%(c)	20%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements
January 31, 2020 (Unaudited)
Note 1. Organization
Columbia U.S. Social Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
24	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense
Columbia U.S. Social Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	14,438

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,667)
26	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	36,270
Futures contracts — short	760,470

*	Based on the ending daily outstanding amounts for the six months ended January 31, 2020.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2020 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of January 31, 2020, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
28	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to December 1, 2019, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.04% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended January 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	10,342
Class C	—	1.00(b)	15

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2019 through November 30, 2020	Prior to December 1, 2019
Class A	0.70%	0.70%
Advisor Class	0.45	0.45
Class C	1.45	1.45
Institutional Class	0.45	0.45
Institutional 2 Class	0.44	0.44
Institutional 3 Class	0.39	0.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to December 1, 2019, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class of the average daily net assets attributable to Institutional 2 Class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
52,996,000	3,689,000	(9,000)	3,680,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	36,636	36,636
30	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $9,208,455 and $3,117,104, respectively, for the six months ended January 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
Columbia U.S. Social Bond Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and disease/virus epidemics. From time to time, certain market segments (such as equity or fixed income), investment styles (such as growth or value), or other investment categories, may fall out of favor which may impair the value of an investment in the Fund. An investment in the Fund could lose money over short or even long periods.
Shareholder concentration risk
At January 31, 2020, two unaffiliated shareholders of record owned 28.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 28.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Social impact risk
Social impact investing may increase risk due to the limitations and constraints involved in investment selection and, as a result, the Fund may underperform other funds that do not consider the social impact.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
32	Columbia U.S. Social Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia U.S. Social Bond Fund | Semiannual Report 2020	33

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Columbia U.S. Social Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR262_07_K01_(03/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940

(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	March 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	March 24, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	March 24, 2020
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	March 24, 2020